                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 2-37707
                                                               File No. 811-2071

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

         Pre-Effective Amendment No.____                        [ ]

         Post-Effective Amendment No. 66                        [X]

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

         Amendment No. 66

                           DELAWARE GROUP INCOME FUNDS
               (Exact Name of Registrant as Specified in Charter)

         2005 Market Street, Philadelphia, Pennsylvania       19103-7094
         (Address of Principal Executive Offices)             (Zip Code)

Registrant's Telephone Number, including Area Code:              800 523-1918

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             April 30, 2003

It is proposed that this filing will become effective:

         [ ]      immediately upon filing pursuant to paragraph (b)
         [X]      on April 30, 2003 pursuant to paragraph (b)
         [ ]      60 days after filing pursuant to paragraph (a)(1)
         [ ]      on (date) pursuant to paragraph (a)(1)
         [ ]      75 days after filing pursuant to paragraph (a)(2)
         [ ]      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 66 to Registration File No. 2-37707 includes the following:

         1.       Facing Page

         2.       Contents Page

         3.       Part A - Prospectuses

         4.       Part B - Statement of Additional Information

         5.       Part C - Other Information

         6.       Signatures

         7.       Exhibits

                           DELAWARE GROUP INCOME FUNDS

                          Delaware Corporate Bond Fund
                      Delaware Extended Duration Bond Fund

                            Supplement to the Funds'
                     Class A, Class B and Class C Prospectus
                            dated September 30, 2002

The Board of Trustees has approved the addition of Class R Shares. These shares will be made available effective June 1, 2003. This Supplement describes those characteristics unique to Class R Shares. Please carefully review this Supplement and the Prospectus with your financial advisor when making an investment decision.

The following, which reflects the fees and expenses applicable to Class R Shares, supplements the information on page 4 of the Prospectus under "Profile:
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund - What are the Funds' fees and expenses?".

You do not pay sales charges directly from your investments when you buy or sell Class R Shares.

                                                                          Delaware Corporate     Delaware Extended
                                                                          Bond Fund              Duration Bond Fund
Maximum sales charge (load) imposed on purchases as a percentage of       none                   none
offering price
Maximum contingent deferred sales charge (load) as a percentage of        none                   none
original purchase price or redemption price, whichever is lower
Maximum sales charge (load) imposed on reinvested dividends               none                   none
Redemption fees                                                           none                   none
Exchange fees/1/                                                          none                   none

Annual fund operating expenses are deducted from the Fund's assets.

                                                                          Delaware Corporate     Delaware Extended
                                                                          Bond Fund              Duration Bond Fund
Management fees                                                            0.50%                  0.55%
Distribution and service (12b-1) fees                                      0.60%                  0.60%
Other expenses                                                             0.49%                  0.46%
Total operating expenses                                                   1.59%                  1.61%
Fee waivers and payments                                                  (0.44%)                (0.46%)
Net expenses                                                               1.15%                  1.15%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown./2/ This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

            Delaware Corporate            Delaware Extended
                     Bond Fund           Duration Bond Fund
1 year                  $  117                       $  117
3 years                 $  459                       $  463
5 years                 $  824                       $  833
10 years                $1,852                       $1,872

1 Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
2 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year contractual period and total operating expenses without expense waivers for years two through ten.

The following information replaces the fourth bullet and adds a sixth bullet, respectively, under "About your account - Choosing a share class - Class A" on page 11:

Class A

- Class A Shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25% through September 30, 2003) of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R Shares.

- Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

The following information replaces the fifth bullet under "About your account - Choosing a share class - Class B" on page 12:

Class B

- Because of the higher 12b-1 fees, Class B Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R Shares.

The following information replaces the fourth bullet under "About your account - Choosing a share class - Class C" on page 12:

Class C

- Because of the higher 12b-1 fees, Class C Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R Shares.

The following information supplements the section "About your account - Choosing a share class" on page 12:

Class R

- Class R Shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R Shares are not subject to a contingent deferred sales charge.

- Class R Shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C Shares.

- Because of the higher 12b-1 fee, Class R Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A Shares.

- Unlike Class B Shares, Class R Shares do not automatically convert into another class.

- Class R Shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class Shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R Shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

Any account holding Class A Shares as of June 1, 2003 (the date Class R Shares were made available) continues to be eligible to purchase Class A Shares after that date. Any account holding Class R Shares is not eligible to purchase Class A Shares.

The following information supplements the introductory paragraph under the section "About your account - How to reduce your sales charge" on page 13:

"Class R Shares have no up front sales charge."

The following replaces the second sentence under the section "About your account
- Special services - Exchanges" on page 18:

"However, if you exchange shares from a money market fund that does not have a sales charge or from Class R Shares of any fund you will pay any applicable sales charge on your new shares."

This Supplement is dated April 30, 2003.

                           DELAWARE GROUP INCOME FUNDS
                            Delaware Delchester Fund
                     Delaware High-Yield Opportunities Fund

                            Supplement to the Funds'
                     Class A, Class B and Class C Prospectus
                            dated September 30, 2002

The Board of Trustees has approved the addition of Class R Shares. These shares will be made available effective June 1, 2003. This Supplement describes those characteristics unique to Class R Shares. Please carefully review this Supplement and the Prospectus with your financial advisor when making an investment decision.

Delaware Delchester Fund only:

The following, which reflects the fees and expenses applicable to Class R Shares, supplements the information on page 4 of the Prospectus under "Profile:
Delaware Delchester Fund - What are the Fund's fees and expenses?".

You do not pay sales charges directly from your investments when you buy or sell Class R Shares.

Maximum sales charge (load) imposed on purchases as a percentage of       none
offering price
Maximum contingent deferred sales charge (load) as a percentage           none
of original purchase price or redemption price, whichever is lower
Maximum sales charge (load) imposed on reinvested dividends               none
Redemption fees                                                           none
Exchange fees/1/                                                          none

Annual fund operating expenses are deducted from the Fund's assets.

Management fees                                                           0.65%
Distribution and service (12b-1) fees                                     0.60%
Other expenses                                                            0.37%
Total operating expenses                                                  1.62%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. /2/ This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year                $  165
3 years               $  511
5 years               $  881
10 years              $1,922

/1/ Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
/2/ The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Delaware High-Yield Opportunities Fund only:

The following, which reflects the fees and expenses applicable to Class R Shares, supplements the information on page 7 of the Prospectus under "Profile:
Delaware High-Yield Opportunities Fund - What are the Fund's fees and expenses?".

You do not pay sales charges directly from your investments when you buy or sell Class R Shares.

Maximum sales charge (load) imposed on purchases as a percentage of       none
offering price
Maximum contingent deferred sales charge (load) as a percentage of        none
original purchase price or redemption price, whichever is lower
Maximum sales charge (load) imposed on reinvested dividends               none
Redemption fees                                                           none
Exchange fees/1/                                                          none

Annual fund operating expenses are deducted from the Fund's assets.

Management fees                                                           0.65%
Distribution and service (12b-1) fees                                     0.60%
Other expenses                                                            0.53%
Total operating expenses                                                  1.78%
Fee waivers and payments                                                 (0.35%)
Net expenses                                                              1.43%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. /2/ This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year                $  146
3 years               $  526
5 years               $  932
10 years              $2,066

/1/ Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
/2/ The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year contractual period and total operating expenses without expense waivers for years two through ten.

Delaware Delchester Fund and Delaware High-Yield Opportunities Fund:

The following information replaces the fourth bullet and adds a sixth bullet, respectively, under "About your account - Choosing a share class - Class A" on page 15:

Class A

- Class A Shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R Shares.

- Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

The following information replaces the fifth bullet under "About your account - Choosing a share class - Class B" on page 16:

Class B

- Because of the higher 12b-1 fees, Class B Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R Shares.

The following information replaces the fourth bullet under "About your account - Choosing a share class - Class C" on page 16:

Class C

- Because of the higher 12b-1 fees, Class C Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R Shares.

The following information supplements the section "About your account - Choosing a share class" on page 16:

Class R

- Class R Shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R Shares are not subject to a contingent deferred sales charge.

- Class R Shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C Shares.

- Because of the higher 12b-1 fee, Class R Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A Shares.

- Unlike Class B Shares, Class R Shares do not automatically convert into another class.

- Class R Shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class Shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R Shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

Any account holding Class A Shares as of June 1, 2003 (the date Class R Shares were made available) continues to be eligible to purchase Class A Shares after that date. Any account holding Class R Shares is not eligible to purchase Class A Shares.

The following information supplements the introductory paragraph under the section "About your account - How to reduce your sales charge" on page 17:

"Class R Shares have no up front sales charge."

The following replaces the second sentence under the section "About your account
- Special services - Exchanges" on page 22:

"However, if you exchange shares from a money market fund that does not have a sales charge or from Class R Shares of any fund you will pay any applicable sales charge on your new shares."

This Supplement is dated April 30, 2003.

                           DELAWARE GROUP INCOME FUNDS

                         Delaware Strategic Income Fund

                            Supplement to the Fund's
                     Class A, Class B and Class C Prospectus
                            dated September 30, 2002

The Board of Trustees has approved the addition of Class R Shares. These shares will be made available effective June 1, 2003. This Supplement describes those characteristics unique to Class R Shares. Please carefully review this Supplement and the Prospectus with your financial advisor when making an investment decision.

The following, which reflects the fees and expenses applicable to Class R Shares, supplements the information on page 4 of the Prospectus under "Profile:
Delaware Strategic Income Fund - What are the Funds' fees and expenses?".

You do not pay sales charges directly from your investments when you buy or sell Class R Shares.

Maximum sales charge (load) imposed on purchases as a percentage of       none
offering price
Maximum contingent deferred sales charge (load) as a percentage of        none
original purchase price or redemption price, whichever is lower
Maximum sales charge (load) imposed on reinvested dividends               none
Redemption fees                                                           none
Exchange fees/1/                                                          none

Annual fund operating expenses are deducted from the Fund's assets.

Management fees                                                           0.65%
Distribution and service (12b-1) fees                                     0.60%
Other expenses                                                            0.95%
Total operating expenses                                                  2.20%
Fee waivers and payments                                                 (0.85%)
Net expenses                                                              1.35%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. /2/ This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year                 $  137
3 years                $  606
5 years                $1,102
10 years               $2,467

/1/ Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
/2/ The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year contractual period and total operating expenses without expense waivers for years two through ten.

The following information replaces the fourth bullet and adds a sixth bullet, respectively, under "About your account - Choosing a share class - Class A" on page 14:

Class A

- Class A Shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25% through September 30, 2003) of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R Shares.

- Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

The following information replaces the fifth bullet under "About your account - Choosing a share class - Class B" on page 15:

Class B

- Because of the higher 12b-1 fees, Class B Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R Shares.

The following information replaces the fourth bullet under "About your account - Choosing a share class - Class C" on page 15:

Class C

- Because of the higher 12b-1 fees, Class C Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R Shares.

The following information supplements the section "About your account - Choosing a share class" on page 15:

Class R

- Class R Shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R Shares are not subject to a contingent deferred sales charge.

- Class R Shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C Shares.

- Because of the higher 12b-1 fee, Class R Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A Shares.

- Unlike Class B Shares, Class R Shares do not automatically convert into another class.

- Class R Shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class Shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R Shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

Any account holding Class A Shares as of June 1, 2003 (the date Class R Shares were made available) continues to be eligible to purchase Class A Shares after that date. Any account holding Class R Shares is not eligible to purchase Class A Shares.

The following information supplements the introductory paragraph under the section "About your account - How to reduce your sales charge" on page 16:

"Class R Shares have no up front sales charge."

The following replaces the second sentence under the section "About your account
- Special services - Exchanges" on page 22:

"However, if you exchange shares from a money market fund that does not have a sales charge or from Class R Shares of any fund you will pay any applicable sales charge on your new shares."

This Supplement is dated April 30, 2003.

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Class A, B, C and R Shares should contact their financial advisor or call Delaware Investments at 800 523-1918 and shareholders of the Institutional Classes should contact Delaware Investments at 800 510-4015.

INVESTMENT MANAGER
Delaware Management Company
2005 Market Street
Philadelphia, PA  19103-7094

SUB-ADVISOR
Delaware Strategic Income Fund:
Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England EC2V 6EE

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
JPMorgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

------------------------------------------------------------------
DELAWARE GROUP INCOME FUNDS
------------------------------------------------------------------

DELAWARE CORPORATE BOND FUND
DELAWARE DELCHESTER FUND
DELAWARE EXTENDED DURATION BOND FUND
DELAWARE HIGH-YIELD OPPORTUNITIES FUND
DELAWARE STRATEGIC INCOME FUND

A CLASS
B CLASS
C CLASS
R CLASS
INSTITUTIONAL CLASS
------------------------------------------------------------------

PART B

STATEMENT OF
ADDITIONAL INFORMATION
------------------------------------------------------------------

September 30, 2002
(as amended May 1, 2003)

                         [LOGO OF DELAWARE INVESTMENTS]

                       STATEMENT OF ADDITIONAL INFORMATION
                               September 30, 2002
                            (as amended May 1, 2003)


                          DELAWARE CORPORATE BOND FUND
                            DELAWARE DELCHESTER FUND
                      DELAWARE EXTENDED DURATION BOND FUND
                     DELAWARE HIGH-YIELD OPPORTUNITIES FUND
                         DELAWARE STRATEGIC INCOME FUND

                 2005 Market Street, Philadelphia, PA 19103-7094

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares, Class C Shares and Class R Shares:
                             Nationwide 800 523-1918

         For more information about Institutional Classes: 800 510-4015

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800 362-7500

         Delaware Group Income Funds ("Income Funds"), a Delaware Business Trust, is a professionally-managed mutual fund of the series type which currently offers five series of shares: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Strategic Income Fund (individually, a "Fund", and collectively, the "Funds"). Each Fund offers Class A Shares, Class B Shares, Class C Shares and Class R Shares (individually, a "Class" and collectively, the "Fund Classes"). Each Fund also offers an institutional class (collectively, the "Institutional Classes").

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Funds September 30, 2002, as they may be amended from time to time. Part B should be read in conjunction with the Class' Prospectuses. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus may be obtained by writing or calling your investment dealer or by contacting each Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from each Fund's Annual Report into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

-----------------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
                                                     Page                                                                     Page
-----------------------------------------------------------------------------------------------------------------------------------
Investment Objectives and Policies                      2  Taxes                                                                68

Performance Information                                24  Investment Management Agreement and Sub-Advisory Agreement           70

Trading Practices and Brokerage                        35  Officers and Trustees                                                73

Purchasing Shares                                      37  General Information                                                  84

Investment Plans                                       49  Financial Statements                                                 87

Determining Offering Price and Net Asset Value         58  Appendix A -- Ratings                                                88

Redemption and Exchange                                59  Appendix B--Investment Objectives of the Funds in the                92
                                                                   Delaware Investments Family

Dividends and Distributions                            67
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

Investment Restrictions

         Fundamental Investment Restrictions--Each Fund has the following investment restrictions which may not be amended without approval of a majority of the outstanding voting securities, which is the lesser of more than 50% of the outstanding voting securities of the Fund, or 67% of the voting securities of that Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Fund purchases securities.

A Fund may not:

         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 (the "1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         Non-Fundamental Investment Restrictions--In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds. "

         2. No Fund may invest more than 15% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment.

Following are additional non-fundamental investment restrictions for the Funds:

Delaware Delchester Fund

         1. Delaware Delchester Fund will not invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

         2. Delaware Delchester Fund will not invest for the purpose of acquiring control of any company.

         3. Delaware Delchester Fund will not purchase or retain securities of a company which has an officer or director who is an officer or trustee of Income Funds, or an officer, trustee or partner of Delaware Management Company (the "Manager") if, to the knowledge of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

         4. Delaware Delchester Fund will not invest in securities of other investment companies.

         5. Delaware Delchester Fund will not make any investment in real estate. This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.

         6. Delaware Delchester Fund will not sell short any security or property.

         7. Delaware Delchester Fund will not buy or sell commodities or commodity contracts.

         8. Delaware Delchester Fund will not borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary or emergency purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

         9. Delaware Delchester Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         10. Delaware Delchester Fund will not invest in the securities of companies which have a record of less than three years' continuous operation, including any predecessor company or companies, if such purchase at the time thereof would cause more than 5% of the total Fund assets to be invested in the securities of such company or companies.

         11. Delaware Delchester Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act.

         12. No long or short positions on shares of the Fund may be taken by Income Fund's officers, trustees or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however, as described under Purchasing Shares.

         13. Delaware Delchester Fund will not invest more than 25% of its assets in any one particular industry.

         Although not a fundamental investment restriction, Delaware Delchester Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

Delaware Strategic Income Fund

         1. With respect to 75% of its total assets, Delaware Strategic Income Fund will not invest more than 5% of the value of its total assets in securities of any one issuer (except obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities, and cash and cash items) or purchase more than 10% of the voting securities of any one company.

         2. Delaware Strategic Income Fund will not make any investment in real estate. This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

         3. Delaware Strategic Income Fund will not sell short any security or property.

         4. Delaware Strategic Income Fund will not buy or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon.

         5. Delaware Strategic Income Fund will not borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies.

         6.       Delaware Strategic Income Fund will not make loans. However,
(i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         7. Delaware Strategic Income Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         8. Delaware Strategic Income Fund will not invest more than 25% of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         9. Delaware Strategic Income Fund will not invest for the purpose of acquiring control of any company.

         10. Delaware Strategic Income Fund will not invest in securities of other investment companies, except that the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the 1940 Act at the time of the investment.

         11. Delaware Strategic Income Fund will not purchase or retain securities of a company which has an officer or director who is an officer or trustee of Income Funds or an officer, trustee or partner of the Manager if, to the knowledge of the Fund, one or more of such persons beneficially owns in the aggregate more than 5% thereof.

         12. Delaware Strategic Income Fund will not invest in the securities of companies which have a record of less than three years' continuous operation, including any predecessor company or companies, if such investment at the time of purchase would cause more than 5% of the total Fund assets to be invested in the securities of such company or companies.

         Although not a fundamental investment restriction, Delaware Strategic Income Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases. In addition, Delaware Strategic Income Fund currently does not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities, and the Fund may make margin payments as may be necessary in connection with the futures and options transactions described in the Fund's Prospectuses and this Part B.

Delaware High-Yield Opportunities Fund

         1. With respect to 75% of its total assets, Delaware High-Yield Opportunities Fund will not invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities and cash and cash items) or purchase more than 10% of the voting securities of any one company.

         2. Delaware High-Yield Opportunities Fund will not make any investment in real estate. This restriction does preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

         3. Delaware High-Yield Opportunities Fund will not sell short any security or property.

         4. Delaware High-Yield Opportunities Fund will not buy or sell commodities or commodity contracts except that the Fund may enter into futures contracts and options thereon.

         5. Delaware High-Yield Opportunities Fund will not borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies. The Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

         6. Delaware High-Yield Opportunities Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         7. Delaware High-Yield Opportunities Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

         8. Delaware High-Yield Opportunities Fund will not invest more than 25% of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         9. Delaware High-Yield Opportunities Fund will not invest for the purpose of acquiring control of any company.

         10. Delaware High-Yield Opportunities Fund will not invest in securities of other investment companies, except the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the 1940 Act at the time of the investment.

         11. Delaware High-Yield Opportunities Fund will not write, purchase or sell options, puts, calls or combinations thereof with respect to securities.

         12. Delaware High-Yield Opportunities Fund will not enter into futures contracts or options thereon.

         13. Delaware High-Yield Opportunities Fund will not purchase or retain the securities of any issuer which has an officer, director or security holder who is a trustee or officer of Income Funds or of the Manager if or so long as the trustees and officers of Income Funds and of the Manager together own beneficially more than 5% of any class of securities of such issuer.

         14. Delaware High-Yield Opportunities Fund will not invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         15. Delaware High-Yield Opportunities Fund will not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities.

         The following provides additional information regarding the Funds' investment policies.

Delaware Delchester Fund
         In investing for income and safety of principal, Delaware Delchester Fund's emphasis in selection will be on securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The types of securities in which Delaware Delchester Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. The Manager will seek to achieve Delaware Delchester Fund's objective by investing at least 80% of the Fund's assets at time of purchase in:

         1. Corporate Bonds. The Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds; or

         2. Government Securities. Securities of, or guaranteed by, the U.S. government, its agencies or instrumentalities; or

         3. Commercial Paper. Commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by Standard & Poor's ("S&P") or rated P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's") or similarly rated by other rating agencies.

         As a matter of practice, Delaware Delchester Fund has consistently invested more than 80% of its assets in such securities. The Fund may invest up to 20% of its assets in equity securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants. Additionally, in unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term obligations for an appreciable period of time when market conditions warrant and the Fund is anticipating higher interest rates. Currently, Delaware Delchester Fund's assets are invested primarily in unrated bonds and bonds rated BB or lower by S&P or Ba or lower by Moody's.

Delaware Strategic Income Fund
         The Manager will seek to achieve the Fund's objective by allocating the Fund's investments principally among the following three sectors of the fixed-income securities markets:

         (1) a High-Yield Sector, consisting of high-yielding, lower-rated or unrated fixed-income securities issued by U.S. companies;

         (2) an Investment Grade Sector, consisting of investment grade debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies; and

         (3) an International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities of issuers in foreign countries and denominated in foreign currencies.

         The Manager will determine the amount of assets of the Fund that will be allocated to each of the three sectors in which the Fund will invest, based on its analysis of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investment in each of the three sectors. The Manager will periodically reallocate the Fund's assets as it deems necessary, and as little as 20% and as much as 60% of the Fund's assets among sectors may be invested in each fixed-income sector. In addition, the Fund may invest up to 10% of its assets in U.S. equity securities.

Delaware High-Yield Opportunities Fund
         The types of securities in which Delaware High-Yield Opportunities Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. The Manager will seek to achieve Delaware High-Yield Opportunities Fund's objective by investing at least 65% of the Fund's assets at time of purchase in corporate bonds rated BB or lower by S&P or Ba or lower by Moody's or similarly rated by other rating agencies, and in unrated bonds judged to be of comparable quality by the Manager. Unrated bonds may be more speculative in nature than rated bonds.

         The Fund may also invest in securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities and commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or similarly rated by other rating agencies, and in unrated paper judged to be of comparable quality by the Manager.

         In addition to income-producing securities as described in the Prospectuses, the Fund may make limited use of non-income producing equity securities, such as, but not limited to, common stock. Typically, the Fund's investments in non-income producing equity securities will be less than 5% of the Fund's total assets.

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund
         The types of securities in which each Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. The Manager will seek to achieve each Fund's objective by investing in investment grade corporate bonds. Each Fund may also invest in corporate bonds rated BB by S&P or Ba by Moody's or similarly rated by other rating agencies, and in unrated bonds judged to be of comparable quality by the Manager. Unrated bonds may be more speculative in nature than rated bonds.

         Each Fund may also invest in securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities and commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or similarly rated by other rating agencies, and in unrated paper judged to be of comparable quality by the Manager.

         Appendix A - Ratings in this Part B describes the ratings of S&P and Moody's.

Duration
         Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

         Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Manager in the selection of fixed income securities. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Manager will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

High-Yield, High Risk Securities
         Investing in so-called "high-yield" or "high risk" securities entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade securities, and which should be considered by investors contemplating an investment in the Funds. Such securities are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the high-yield securities. The risks include the following:

         A. Youth and Volatility of the High-Yield Market--Although the market for high-yield securities has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield securities, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield securities, an increase in the number of high-yield bond defaults and corresponding volatility in a Fund's net asset value.

         B. Liquidity and Valuation--The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying such securities for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on a Fund's ability to dispose of particular issues, when necessary, to meet a Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for a Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

         C. Legislative and Regulatory Action and Proposals--There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues and could reduce the number of new high-yield securities being issued.

         Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may invest up to 20% of its net assets in securities rated BB by S&P or Ba by Moody's.

Zero Coupon and Pay-In-Kind Bonds
         The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, deferred interest and pay-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon, deferred interest and pay-in-kind bonds involve additional special considerations.

         Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

         Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when the Fund receive no cash interest payments on its zero coupon securities or deferred interest or pay-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. The Fund is not limited in the amount of its assets that may be invested in these types of securities.

Foreign and Emerging Markets Securities
         Each Fund may invest in foreign and emerging markets securities. Investors should recognize that investing in foreign issuers, including issuers located in emerging market countries, involves certain considerations which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since Delaware Strategic Income Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of Delaware Strategic Income Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There are a number of risks involved in investing in foreign securities. For example, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses on profits.

         With respect to a Fund's investment in foreign government securities, there is the risk that a foreign governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         The issuers of the foreign government and government-related debt securities in which Delaware Strategic Income Fund expects to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high-yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related securities in which the Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's distributions paid to shareholders.

         Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

         Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Funds invest. Although these restrictions may in the future make it undesirable to invest in emerging countries, a Fund's manager or sub-advisor does not believe that any current registration restrictions would affect its decision to invest in such countries.

Foreign Currency Transactions
         The foreign investments made by Delaware Strategic Income Fund present currency considerations which pose special risks. Delaware International Advisers Ltd., the Fund's sub-advisor ("Sub-Advisor"), uses a purchasing power parity approach to evaluate currency risk. A purchasing power parity approach attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less abroad, the foreign currency may be considered to be overvalued. When the dollar buys more abroad, the foreign currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States.

         Delaware Strategic Income Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Delaware Strategic Income Fund will account for forward contracts by marking to market each day at daily exchange rates. When the Fund enters into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's assets denominated in such foreign currency, the Fund's custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contract. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of Delaware Strategic Income Fund's commitments with respect to such contract.

         Delaware Strategic Income Fund's use of forward foreign currency exchange contracts for hedging and other non-speculative purposes involves certain risks. For example, a lack of correlation between price changes of a forward contract and the assets being hedged could render Delaware Strategic Income Fund's hedging strategy unsuccessful and could result in losses. The same results could occur if movements of foreign currencies do not correlate as expected by the Sub-Advisor at a time when the Fund is using a hedging instrument denominated in one foreign currency to protect the value of a security denominated in a second foreign currency against changes caused by fluctuations in the exchange rate for the dollar and the second currency. If the direction of securities prices, interest rates or foreign currency prices is incorrectly predicted, Delaware Strategic Income Fund will be in a worse position than if such transactions had not been entered into. In addition, since there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Further, forward contracts entail particular risks related to conditions affecting the underlying currency.
Over-the-counter transactions in forward contracts also involve risks arising from the lack of an organized exchange trading environment.

         Successful use by Delaware Strategic Income Fund of forward foreign currency exchange contracts for hedging and other non-speculative purposes is subject to the Sub-Advisor's ability to predict correctly the direction of movements in foreign currencies relative to the U.S. dollar. This requires different skills and techniques than predicting changes in the prices of individual securities.

Equity Securities
         Each Fund may invest in income-producing equity securities. In addition, Delaware Delchester Fund and Delaware Strategic Income Fund may invest a portion of its assets in non-income producing equity securities and Delaware High-Yield Opportunities Fund may make limited use of non-income producing equity securities as described above.

         Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Convertible Debt and Non-Traditional Equity Securities
         From time to time, a portion of Delaware Corporate Bond Fund's, Delaware Delchester Fund's Delaware Extended Duration Bond Fund's, Delaware High-Yield Opportunities Fund's and Delaware Strategic Income Fund's assets may be invested in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. Convertible and debt securities acquired by the Fund may be rated below investment grade, or unrated. These lower rated convertible and debt securities are subject to credit risk considerations substantially similar to such considerations affecting high risk, high-yield bonds, commonly referred to as "junk bonds." See High-Yield, High Risk Securities for a further discussion of these types of investments.

         Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Strategic Income Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Strategic Income Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

When-Issued and Delayed Delivery Securities
         Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Borrowing From Banks
         Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the SEC may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while a Fund has an outstanding borrowing.

Restricted/Illiquid Securities
         The Funds may purchase privately-placed debt and other securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return than comparable registered securities but involve some additional risk since they can be resold only in privately-negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which could result in the Funds obtaining a less favorable price on a resale. Each Fund will not purchase illiquid assets if more than 15% of its respective net assets (10% for Delaware Delchester Fund) would then consist of such illiquid securities.

         Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

         Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds.

         While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Repurchase Agreements
         The Funds are permitted to invest in repurchase agreements, but they normally so only to invest cash balances. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate any loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; 6) the voting rights on the lent securities may pass to the borrower; however, if the Trustees of Income Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Trustees to vote the proxy.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Interest Rate and Index Swaps
         Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund may invest in interest rate and index swaps to the extent consistent with their respective investment objectives and strategies. A Fund will only invest in swaps in which all the reference rates are related to or derived from instruments or markets in which the Fund is otherwise eligible to invest, and subject to the investment limitations on the instruments to which the purchased reference rate relates.

         Swaps are agreements to exchange payment streams over a period of time with another party, called a counterparty. Each payment stream is based on a specified rate, which could be a fixed or variable interest rate, the rate of return on an index, or some other reference rate. The payment streams are calculated with reference to a hypothetical principal amount, called the notional principal or the notional amount. For example, in an interest rate swap one party may agree to pay a fixed interest rate to a counterparty and to receive in return variable interest rate payments from the counterparty. The amount that each party pays is calculated by multiplying the fixed and variable rates, respectively, by the notional amount. The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction; it is used only to calculate the value of the payment streams.

         When two counterparties each wish to swap interest rate payments, they typically each enter into a separate interest rate swap contract with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly. The broker/dealer intermediary enters into numerous transactions of this sort, and attempts to mange its portfolio of swaps so as to match and offset its payment receipts and obligations.

         The typical minimum notional amount is $5 million. Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate (LIBOR). The typical maximum term of an interest rate swap agreement ranges from one to twelve years. Index swaps tend to be shorter term, often for one year. The Manager presently intends to purchase swaps with maturities of six to twelve months, and in no event greater than two years.

         The Funds may also engage in index swaps, also called total return swaps. In an index swap, a Fund may enter into a contract with a counterparty in which the counterparty will make payments to the Fund based on the positive returns of an index, such as a corporate bond index, in return for the Fund paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Fund is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal. As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction. The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed-income securities that are included in the index.

         Swap transactions provide several benefits to the Funds. Interest rate swaps may be used as a duration management tool. Duration is a measure of a bond's interest-rate sensitivity, expressed in terms of years because it is related to the length of time remaining on the life of a bond. In general, the longer a bond's duration, the more sensitive the bond's price will be to changes in interest rates. The average duration of a Fund is the weighted average of the durations of the Fund's fixed-income securities.

         If a Fund wished to shorten the duration of certain of its assets, longer term assets could be sold and shorter term assets acquired, but these transactions have potential tax and return differential consequences. By using an interest rate swap, the Fund could agree to make semi-annual fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months. The duration of the floating rate payments received by the Fund will now be six months. In effect, the Fund has reduced the duration of the notional amount invested from a longer term to six months over the life of the swap agreement.

         The Funds may also use swaps to gain exposure to specific markets. For example, suppose bond dealers have particularly low inventories of corporate bonds, making it difficult for a fixed-income fund to increase its exposure to the corporate bond segment of the market. It is generally not possible to purchase exchange-traded options on a corporate bond index. A Fund could replicate exposure to the corporate bond market, however, by engaging in an index swap in which the Fund gains exposure to a corporate bond index in return for paying a LIBOR-based floating interest rate.

         Other uses of swaps could help permit the Funds to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

         The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often referred to as counterparty risk. If there is a default by a counterparty in a swap transaction, the Fund's potential loss is the net amount of payments the Fund is contractually entitled to receive for one payment period (if any - the Fund could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction. A Fund will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing them -- the counterparty may be judgement proof due to insolvency, for example. The Funds thus assume the risk that they will be delayed or prevented from obtaining payments owed to them. The standard industry swap agreements do, however, permit a Fund to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the Fund.

         In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter into swap transactions as a dealer. The Funds will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

         In addition to counterparty risk, the use of swaps also involves risks similar to those associated with ordinary portfolio security transactions. If the portfolio manager is incorrect in his or her forecast of market values or interest rates, the investment performance of a Fund which has entered into a swap transaction could be less favorable than it would have been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

         In order to ensure that a Fund will only engage in swap transactions to the extent consistent with its investment objectives and strategies, a Fund will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities, instruments or markets that are otherwise eligible investments for the Fund. Similarly, the extent to which a Fund may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

         The Funds will, consistent with industry practice, segregate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the net amount of the excess, if any, of the Fund's payment obligations over its entitled payments with respect to each swap contract. To the extent that a Fund is obligated by a swap to pay a fixed or variable interest rate, the Fund may segregate securities that are expected to generate income sufficient to meet the Fund's net payment obligations.

         There is not a well developed secondary market for interest rate or index swaps. Most interest rate swaps are nonetheless relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price. Most index swaps, on the other hand, are considered to be illiquid because the counterparty/dealer will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). The Funds will therefore treat all swaps as subject to their limitation on illiquid investments. For purposes of calculating these percentage limitations, the Funds will refer to the notional amount of the swap.

         Swaps will be priced using fair value pricing. The income provided by a swap should be qualifying income for purposes of Subchapter M of the Internal Revenue Code. Swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M.

Options, Futures and Options on Futures
         Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes. Delaware Strategic Income Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. Delaware Strategic Income Fund will not, however, invest more than 15% of the value of its net assets in illiquid securities.

         Purchasing Call Options-- Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund may purchase call options to the extent that premiums paid by the Funds do not aggregate more than 2% of the Funds' total assets. When the Funds purchase a call option, in return for a premium paid by the Funds to the writer of the option, the Funds obtain the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Funds will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds.

         Purchasing Put Options-- Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund may invest up to 2% of its total assets in the purchase of put options. The Funds will, at all times during which they hold a put option, own the security covered by such option.

         A put option purchased by Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund gives the Funds the right to sell one of their securities for an agreed price up to an agreed date. The Funds intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund to protect unrealized gain in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund will lose the value of the premium paid. The Funds may sell a put option which they have previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund may sell a put option purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which the Funds, when they are the holder of an outstanding option, liquidate their position by selling an option of the same series as the option previously purchased.

         Futures and Options on Futures-- Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund may enter into contract for the purchase or sale for future delivery of securities or foreign currencies. When the Funds engage in futures transactions, to the extent required by the SEC, they will maintain with their custodian bank, assets in a segregated account to cover their obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from their portfolios in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Funds with respect to such futures contracts.

         The Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Funds might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Funds. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Funds would increase at approximately the same rate, thereby keeping the net asset value of the Funds from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Funds could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Funds could then buy debt securities on the cash market.

         With respect to options on futures contracts, when Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the U.S. government securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Funds will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Funds will retain the full amount of the option premium which provides a partial hedge against any increase in the price of U.S. government securities which the Funds intend to purchase.

         If a put or call option that Delaware Strategic Income Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between the value of its portfolio securities and changes in the value of its futures positions, Delaware Strategic Income Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. Delaware Strategic Income Fund will purchase a put option on futures contracts to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Funds hedged against the possibility of an increase in interest rates which would adversely affect the price of U.S. government securities held in their portfolios and interest rates decrease instead, the Funds will lose part or all of the benefit of the increased value of their U.S. government securities which they have because they will have offsetting losses in their futures position. In addition, in such situations, if the Funds had insufficient cash, they may be required to sell U.S. government securities from their portfolios to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Funds may be required to sell securities at a time when they may be disadvantageous to do so.

         Further, with respect to options on futures contracts, Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         Although not fundamental policy, the Funds currently intend to limit its investments in futures contracts and options thereon to the extent that not more than 5% of the Funds' assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Fund's assets.

U.S. Government Securities
         U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, the Tennessee Valley Authority and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

         An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

         The maturities of such securities usually range from three months to 30 years. While such securities are guaranteed as to principal and interest by the U.S. government or its instrumentalities, their market values may fluctuate and are not guaranteed, which may, along with the other securities in a Fund's portfolio, cause a Class' daily net asset value to fluctuate.

Short-Term Investments
         The short-term investments in which the Funds may invest are:

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Funds, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of a Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

         The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

         (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

         (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

         (4)      U.S. government securities (see U.S. Government Securities);
and

         (5) Repurchase agreements collateralized by securities listed above.

Unseasoned Companies
         Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

Mortgage-Backed Securities
         Delaware Strategic Income Fund may invest in mortgage-backed securities, including GNMA certificates. Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates which may be lower than the rate of interest that had previously been earned.

         The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund may reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

CMOs and REMICs
         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. To the extent any privately-issued CMOs or REMICs in which the Fund may invest are considered by the Securities and Exchange Commission to be investment companies, Delaware Strategic Income Fund will limit its investment in such securities in a manner consistent with the provisions of the 1940 Act.

         Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which Delaware Strategic Income Fund may invest.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of the Fund's net assets.

         The Fund may invest in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Fitch, or Baa or better by Moody's) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.

Asset-Backed Securities
         The asset-backed securities in which Delaware Strategic Income Fund may invest must be rated in the four top rating categories by a nationally recognized statistical rating organization (e.g., BBB or better by S&P and Fitch, or Baa or better by Moody's). The receivables underlying asset-backed securities are typically securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities structured in this way that may be developed in the future.

         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Investment Company Securities
         Any investments that Delaware Strategic Income Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

REITs
         Delaware Strategic Income Fund may invest in shares or convertible bonds of real estate investment trusts ("REIT") REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as Income Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

Concentration
         In applying a Fund's policy on concentration; (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectuses and this Part B for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                     P(1 + T)/n/ = ERV

         Where:    P  =   a hypothetical initial purchase order of $1,000
                          from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                   T  =   average annual total return;

                   n  =   number of years;

                 ERV  =   Redeemable value of the hypothetical $1,000
                          purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return.

         The performance of each Class, as shown below, is the average annual total return quotations through July 31, 2002. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.50% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge.

         The average annual total return shown for the Delaware Delchester Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges and asset based charges.

         The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would have been paid if the shares were redeemed at July 31, 2002. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at July 31, 2002 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

         Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

         The average annual return for each Class (except Class R) is shown for the 1 year, 5 year or 10 year period ending July 31, 2002. If a Class has not been in existence for a full 1 year, 5 year or 10 year period, then Lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period. No return information currently is provided for Class R.

                           AVERAGE ANNUAL TOTAL RETURN

------------------------------------ ----------------- ----------------- ----------------- -----------------
Delaware Corporate Bond Fund/2/        1 year ended      5 year ended     10 year ended        Lifetime
(Inception for all Classes 9/15/98)       7/31/02           7/31/02           7/31/02       through 7/31/02
------------------------------------ ----------------- ----------------- ----------------- -----------------
Class A at offer before taxes                -0.61%                 N/A               N/A           3.85%

Class A at offer after taxes on              -3.18%                 N/A               N/A           1.31%
distributions

Class A at offer after taxes on              -0.40%                 N/A               N/A           1.78%
distributions and sale of fund
shares

Class A at NAV before taxes                   4.02%                 N/A               N/A           5.09%

Class B including CDSC before taxes          -0.64%                 N/A               N/A           4.02%

Class B including CDSC after taxes           -3.02%                 N/A               N/A           1.73%
on distributions

Class B including CDSC after taxes           -0.41%                 N/A               N/A           2.06%
on distributions and sale of fund
shares

Class B excluding CDSC before taxes           3.25%                 N/A               N/A           4.35%

Class C including CDSC before taxes           2.27%                 N/A               N/A           4.35%

Class C including CDSC after taxes           -0.11%                 N/A               N/A           2.08%
on distributions

Class C including CDSC after taxes            1.37%                 N/A               N/A           2.33%
on distributions and sale of fund
shares

Class C excluding CDSC before taxes           3.24%                 N/A               N/A           4.35%

Institutional Class before taxes              4.29%                 N/A               N/A           5.36%

Institutional Class after taxes on            1.48%                 N/A               N/A           2.68%
distributions

Institutional Class after taxes on            2.60%                 N/A               N/A           2.93%
distributions and sale of fund
shares
------------------------------------ ----------------- ----------------- ----------------- -----------------

                           AVERAGE ANNUAL TOTAL RETURN

------------------------------------ ----------------- ----------------- ----------------- -----------------
Delaware Delchester Fund               1 year ended      5 year ended     10 year ended        Lifetime
                                         7/31/02           7/31/02           7/31/02       through 7/31/02
------------------------------------ ----------------- ----------------- ----------------- -----------------
Class A at offer before taxes               -12.17%            -8.78%               0.12%            N/A
(Inception 8/20/70) /1/

Class A at offer after taxes on             -15.64%           -12.44%              -3.87%            N/A
distributions (Inception 8/20/70) /1/

Class A at offer after taxes on              -7.34%            -7.92%              -1.36%            N/A
distributions and sale of fund
shares (Inception 8/20/70) /1/

Class A at NAV before taxes                  -7.94%            -7.93%               0.58%            N/A
(Inception 8/20/70) /1/

Class B including CDSC before               -11.61%            -8.72%                N/A           -1.98%
taxes (Inception 5/2/94)

Class B including CDSC after taxes          -14.98%           -12.16%                N/A           -5.61%
on distributions (Inception 5/2/94)

Class B including CDSC after taxes           -7.00%            -7.79%                N/A           -2.80%
on distributions and sale of fund
shares (Inception 5/2/94)

Class B excluding CDSC before                -8.28%            -8.55%                N/A           -1.98%
taxes (Inception 5/2/94)

Class C including CDSC before                -9.12%            -8.56%                N/A           -3.57%
taxes (Inception 11/29/95)

Class C including CDSC after taxes          -12.48%           -11.96%                N/A           -7.09%
on distributions (Inception
11/29/95)

Class C including CDSC after taxes           -5.47%            -7.66%                N/A           -3.95%
on distributions and sale of fund
shares (Inception 11/29/95)

Class C excluding CDSC before                -8.28%            -8.56%                N/A           -3.57%
taxes (Inception 11/29/95)

Institutional Class before taxes             -7.69%            -7.69%               0.83%            N/A
(Inception 6/1/92)

Institutional Class after taxes on          -11.43%           -11.48%              -3.28%            N/A
distributions (Inception 6/1/92)

Institutional Class after taxes on           -4.58%            -7.19%              -0.86%            N/A
distributions and sale of fund
shares (Inception 6/1/92)
------------------------------------ ----------------- ----------------- ----------------- -----------------

                           AVERAGE ANNUAL TOTAL RETURN

------------------------------------ ----------------- ----------------- ----------------- -----------------
Delaware Extended Duration Bond        1 year ended      5 year ended     10 year ended        Lifetime
Fund/2/ (Inception for all Classes        7/31/02           7/31/02           7/31/02       through 7/31/02
9/15/98)
------------------------------------ ----------------- ----------------- ----------------- -----------------
Class A at offer before taxes                -1.52%                 N/A               N/A           3.27%

Class A at offer after taxes on              -4.22%                 N/A               N/A           0.62%
distributions

Class A at offer after taxes on              -0.95%                 N/A               N/A           1.26%
distributions and sale of fund
shares

Class A at NAV before taxes                   3.16%                 N/A               N/A           4.50%

Class B including CDSC before taxes          -1.47%                 N/A               N/A           3.41%

Class B including CDSC after taxes           -3.98%                 N/A               N/A           1.03%
on distributions

Class B including CDSC after taxes           -0.91%                 N/A               N/A           1.52%
on distributions and sale of fund
shares

Class B excluding CDSC before taxes           2.37%                 N/A               N/A           3.73%

Class C including CDSC before taxes           1.41%                 N/A               N/A           3.77%

Class C including CDSC after taxes           -1.10%                 N/A               N/A           1.39%
on distributions

Class C including CDSC after taxes            0.86%                 N/A               N/A           1.81%
on distributions and sale of fund
shares

Class C excluding CDSC before taxes           2.37%                 N/A               N/A           3.77%

Institutional Class before taxes              3.43%                 N/A               N/A           4.76%

Institutional Class after taxes on            0.49%                 N/A               N/A           1.98%
distributions

Institutional Class after taxes on            2.09%                 N/A               N/A           2.39%
distributions and sale of fund
shares
------------------------------------ ----------------- ----------------- ----------------- -----------------

                           AVERAGE ANNUAL TOTAL RETURN

------------------------------------ ----------------- ----------------- ----------------- -----------------
Delaware High-Yield Opportunities      1 year ended      5 year ended     10 year ended        Lifetime
Fund/2/                                  7/31/02           7/31/02           7/31/02       through 7/31/02
------------------------------------ ----------------- ----------------- ----------------- -----------------
Class A at offer before taxes                -8.29%            -1.12%                 N/A           0.83%
(Inception 12/30/96)

Class A at offer after taxes on             -11.85%            -5.20%                 N/A          -3.09%
distributions (Inception 12/30/96)

Class A at offer after taxes on              -5.00%            -2.66%                 N/A          -1.06%
distributions and sale of fund
shares (Inception 12/30/96)

Class A at NAV before taxes                  -3.87%            -0.20%                 N/A           1.67%
(Inception 12/30/96)

Class B including CDSC before                -8.26%              N/A                  N/A          -3.52%
taxes (Inception 2/17/98)

Class B including CDSC after taxes          -11.70%              N/A                  N/A          -6.81%
on distributions (Inception
2/17/98)

Class B including CDSC after taxes           -4.98%              N/A                  N/A          -4.16%
on distributions and sale of fund
shares (Inception 2/17/98)

Class B excluding CDSC before                -4.80%              N/A                  N/A          -3.30%
taxes (Inception 2/17/98)

Class C including CDSC before                -5.66%              N/A                  N/A          -3.30%
taxes (Inception 2/17/98)

Class C including CDSC after taxes           -9.10%              N/A                  N/A          -6.56%
on distributions (Inception
2/17/98)

Class C including CDSC after taxes           -3.38%              N/A                  N/A          -3.98%
on distributions and sale of fund
shares (Inception 2/17/98)

Class C excluding CDSC before                -4.80%              N/A                  N/A          -3.30%
taxes (Inception 2/17/98)

Institutional Class before taxes             -3.57%             0.08%                 N/A           1.92%
(Inception 12/30/96)

Institutional Class after taxes on           -7.42%            -4.15%                 N/A          -2.14%
distributions (Inception 12/30/96)

Institutional Class after taxes on           -2.10%            -1.80%                 N/A          -0.27%
distributions and sale of fund
shares (Inception 12/30/96)
------------------------------------ ----------------- ----------------- ----------------- -----------------

                           AVERAGE ANNUAL TOTAL RETURN

------------------------------------ ----------------- ----------------- ----------------- -----------------
Delaware Strategic Income Fund/2/      1 year ended      5 year ended     10 year ended        Lifetime
(Inception for all Classes 10/1/96)       7/31/02           7/31/02           7/31/02       through 7/31/02
------------------------------------ ----------------- ----------------- ----------------- -----------------
Class A at offer before taxes                -0.11%            -0.30%                 N/A           1.40%

Class A at offer after taxes on              -2.80%            -3.68%                 N/A          -1.96%
distributions

Class A at offer after taxes on              -0.12%            -1.86%                 N/A          -0.50%
distributions and sale of fund
shares

Class A at NAV before taxes                   4.54%             0.62%                 N/A           2.21%

Class B including CDSC before taxes           0.12%            -0.32%                 N/A           1.36%

Class B including CDSC after taxes           -2.39%            -3.45%                 N/A          -1.74%
on distributions

Class B including CDSC after taxes            0.03%            -1.73%                 N/A          -0.39%
on distributions and sale of fund
shares

Class B excluding CDSC before taxes           4.03%            -0.12%                 N/A           1.47%

Class C including CDSC before taxes           3.05%            -0.12%                 N/A           1.47%

Class C including CDSC after taxes            0.54%            -3.23%                 N/A          -1.61%
on distributions

Class C including CDSC after taxes            1.83%            -1.57%                 N/A          -0.29%
on distributions and sale of fund
shares

Class C excluding CDSC before taxes           4.03%            -0.12%                 N/A           1.47%

Institutional Class before taxes              5.08%             0.91%                 N/A           2.50%

Institutional Class after taxes on            2.14%            -2.62%                 N/A          -1.00%
distributions

Institutional Class after taxes on            3.06%            -0.98%                 N/A           0.30%
distributions and sale of fund
shares
------------------------------------ ----------------- ----------------- ----------------- -----------------

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
2 Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0.00% thereafter. The above figures have been calculated using this new schedule.
4 Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

Each Fund may also quote its current yield for each Class in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                             a--b       6
                                YIELD = 2[(-------- + 1) -- 1]
                                              cd

         Where:  a  =   dividends and interest earned during the period;

                 b  =   expenses accrued for the period (net of reimbursements);

                 c  =   the average daily number of shares outstanding
                        during the period that were entitled to receive dividends;

                 d  =   the maximum offering price per share on the last
                        day of the period.

         The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. The yields of each Class of each Fund as of July 31, 2002 using this formula were as follows:

-------------------------------------------- ------------------ ------------------ ----------------- ---------------------------
                                              Class A Shares     Class B Shares     Class C Shares   Institutional Class Shares
-------------------------------------------- ------------------ ------------------ ----------------- ---------------------------
Delaware Corporate Bond Fund                       6.32%              5.86%             5.86%                   6.89%

Delaware Delchester Fund                           9.91%              9.63%             9.63%                  10.78%

Delaware Extended Duration Bond Fund               7.28%              6.88%             6.88%                   7.91%

Delaware High-Yield Opportunities Fund            11.18%             11.01%            11.01%                  12.07%

Delaware Strategic Income Fund                     6.48%              6.04%             6.04%                   7.07%
-------------------------------------------- ------------------ ------------------ ----------------- ---------------------------

         Yield calculations assume the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. The yields for each Fund reflect the expense limitations in effect for the Fund (see Investment Management Agreement and Sub-Advisory Agreement for expense limitations in effect for the Funds). Actual yield may be affected by variations in sales charges on investments.

         Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of a Fund in the future.

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. A Fund's net asset value will tend to rise when interest rates fall. Conversely, a Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset value as well as its yield before making a decision to invest.

         Total return performance of each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. As securities prices fluctuate, an illustration of past performance should not be considered as representative of future results.

         From time to time, each Fund may also quote its Classes' actual total return and/or yield performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. Each Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         A Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar-cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills.

         From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. A Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, Treasury bills and shares of that Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of that Fund in newspapers and periodicals. Materials may also include discussions of other funds, products and services.

         Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. Each Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of the Funds through July 31, 2002. For these purposes, the calculations reflect maximum sales charges, if any, and assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares as shown below, reflects maximum front-end sales charge paid on the purchase of shares but is also shown without reflecting the impact on any front-end sales charge. Total return shown for the Delaware Delchester Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges and asset based charges. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.

                             Cumulative Total Return

-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------
                                                                                  Class B       Class B      Class C      Class C
                                         Class A      Class A    Institutional   including     excluding    including    excluding
                                        at offer      at NAV         Class          CDSC         CDSC         CDSC         CDSC
                                       (Inception   (Inception    (Inception     (Inception   (Inception   (Inception   (Inception
Delaware Corporate Bond Fund/2/         9/15/98)     9/15/98)      9/15/98)       9/15/98)     9/15/98)     9/15/98)     9/15/98)
-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------
3 months ended 7/31/02                     -5.53%       -1.13%         -1.06%        -5.20%       -1.31%       -2.29%       -1.31%

6 months ended 7/31/02                     -3.78%        0.71%          0.84%        -3.55%        0.34%       -0.64%        0.34%

9 months ended 7/31/02                     -2.68%        1.83%          2.03%        -2.60%        1.27%        0.30%        1.27%

1 year ended 7/31/02                       -0.61%        4.02%          4.29%        -0.64%        3.25%        2.27%        3.24%

3 years ended 7/31/02                      16.15%       21.65%         22.62%        16.77%       19.00%       18.99%       18.99%

Life of Fund                               15.76%       21.24%         22.44%        16.52%       17.94%       17.94%       17.94%
-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------

                             Cumulative Total Return

-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------
                                                                                 Class B       Class B      Class C      Class C
                                        Class A/1/   Class A/1/  Institutional   including     excluding    including    excluding
                                        at offer      at NAV         Class          CDSC         CDSC         CDSC         CDSC
                                       (Inception   (Inception    (Inception     (Inception   (Inception   (Inception   (Inception
Delaware Delchester Fund                8/20/70)     8/20/70)       6/1/92)       5/2/94)       5/2/94)     11/29/95)    11/29/95)
-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------
3 months ended 7/31/02                    -13.67%       -9.56%         -9.50%       -12.90%       -9.37%      -10.26%       -9.37%
6 months ended 7/31/02                    -12.15%       -7.99%         -8.18%       -11.78%       -8.29%       -9.17%       -8.29%
9 months ended 7/31/02                     -9.34%       -5.02%         -4.84%        -8.72%       -5.19%       -6.07%       -5.19%
1 year ended 7/31/02                      -12.17%       -7.94%         -7.69%       -11.61%       -8.28%       -9.12%       -8.28%
3 years ended 7/31/02                     -38.21%      -35.31%        -34.78%       -37.58%      -36.53%      -36.53%      -36.53%
5 years ended 7/31/02                     -36.83%      -33.85%        -32.96%       -36.64%      -36.05%      -36.06%      -36.06%
10 years ended 7/31/02                      1.16%        6.00%          8.65%           N/A          N/A          N/A          N/A
15 years ended 7/31/02                     66.01%       73.74%         80.19%           N/A          N/A          N/A          N/A
Life of Fund                              699.86%      737.45%        768.47%       -15.23%      -15.23%      -21.52%      -21.52%
-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------

-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------
                                                                                  Class B       Class B      Class C      Class C
                                         Class A      Class A    Institutional   including     excluding    including    excluding
                                        at offer      at NAV         Class          CDSC         CDSC         CDSC         CDSC
Delaware Extended                      (Inception   (Inception    (Inception     (Inception   (Inception   (Inception   (Inception
Duration Bond Fund/2/                   9/15/98)     9/15/98)      9/15/98)       9/15/98)     9/15/98)     9/15/98)     9/15/98)
-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------
3 months ended 7/31/02                     -6.50%       -2.05%         -1.99%        -6.08%       -2.24%       -3.20%       -2.23%
6 months ended 7/31/02                     -5.31%       -0.82%         -0.70%        -5.02%       -1.20%       -2.16%       -1.20%
9 months ended 7/31/02                     -4.30%        0.20%          0.40%        -4.17%       -0.37%       -1.32%       -0.37%
1 year ended 7/31/02                       -1.52%        3.16%          3.43%        -1.47%        2.37%        1.41%        2.37%
3 years ended 7/31/02                      16.46%       21.89%         22.84%        16.96%       19.16%       19.16%       19.16%
Life of Fund                               13.27%       18.62%         19.74%        13.88%       15.25%       15.41%       15.41%
-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------

-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------
                                                                                  Class B       Class B      Class C      Class C
                                         Class A      Class A    Institutional   including     excluding    including    excluding
                                        at offer      at NAV         Class          CDSC         CDSC         CDSC         CDSC
Delaware High-Yield                    (Inception   (Inception    (Inception     (Inception   (Inception   (Inception   (Inception
Opportunities Fund/2/                   12/30/96)    12/30/96)     12/30/96)      2/17/98)     2/17/98)     2/17/98)     2/17/98)
-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------
3 months ended 7/31/02                    -12.29%       -8.15%         -8.10%       -11.86%       -8.28%       -9.18%       -8.28%
6 months ended 7/31/02                    -10.55%       -6.35%         -6.47%       -10.46%       -6.89%       -7.78%       -6.89%
9 months ended 7/31/02                     -7.17%       -2.76%         -2.55%        -7.11%       -3.51%       -4.41%       -3.51%
1 year ended 7/31/02                       -8.29%       -3.87%         -3.57%        -8.26%       -4.80%       -5.66%       -4.80%
3 years ended 7/31/02                     -14.61%      -10.60%         -9.75%       -14.01%      -12.51%      -12.51%      -12.51%
5 years ended 7/31/02                      -5.48%       -1.00%          0.40%           N/A          N/A          N/A          N/A
Life of Fund                                4.74%        4.56%         11.24%       -14.72%      -13.85%      -13.88%      -13.88%
-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------

-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------
                                                                                  Class B       Class B      Class C      Class C
                                         Class A      Class A    Institutional   including     excluding    including    excluding
                                        at offer      at NAV         Class          CDSC         CDSC         CDSC         CDSC
                                       (Inception   (Inception    (Inception     (Inception   (Inception   (Inception   (Inception
Delaware Strategic Income Fund/2/       10/1/96)     10/1/96)      10/1/96)       10/1/96)     10/1/96)     10/1/96)     10/1/96)
-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------
3 months ended 7/31/02                     -4.75%       -0.28%          0.04%        -4.15%       -0.21%       -1.19%       -0.21%
6 months ended 7/31/02                     -1.52%        3.18%          3.32%        -1.20%        2.80%        1.80%        2.80%
9 months ended 7/31/02                     -1.31%        3.31%          3.79%        -1.19%        2.74%        1.75%        2.74%
1 year ended 7/31/02                       -0.11%        4.54%          5.08%         0.12%        4.03%        3.05%        4.03%
3 years ended 7/31/02                      -4.65%       -0.13%          0.86%        -4.11%       -2.37%       -2.37%       -2.37%
5 years ended 7/31/02                      -1.52%        3.15%          4.64%        -1.57%       -0.58%       -0.59%       -0.59%
Life of Fund                                8.45%       13.58%         15.49%         8.21%        8.90%        8.88%        8.88%
-------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------ ------------

1 Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.
2        Total return reflects expense limitations in effect for the Fund.
         Returns would be lower without the caps. See Investment Management Agreement and Sub-Advisory Agreement for the limitation in effect for each Fund.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds available from Delaware Investments, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Funds', and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of affiliates of the Manager, including the number of such clients serviced by such persons.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                          Number of
                         Investment       Price Per        Shares
                           Amount           Share         Purchased
         Month 1            $100            $10.00             10
         Month 2            $100            $12.50              8
         Month 3            $100            $ 5.00             12
         Month 4            $100            $10.00             10
         ------------- ---------------- -------------- ----------------
                            $400            $37.50             48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share: $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund available from Delaware Investments.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE
         Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Funds' Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, a Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the NASD Regulation, Inc. (the "NASDRsm"), and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds' shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish each Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended, (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such a turnover always will be incidental to transactions undertaken with a view to achieving a Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Fund's securities at the beginning of the year were replaced by the end of the year. In investing to achieve its investment objective, a Fund may hold securities for any period of time. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder subject to tax or to a Fund at ordinary income tax rates. The turnover also may be affected by cash requirements from redemptions and repurchases of Fund shares. High portfolio turnover involves correspondingly greater brokerage costs and may affect taxes payable by shareholders that are subject to federal income taxes.

         The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of securities for the particular fiscal year by the monthly average of the value of the securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         The portfolio turnover rates of the Funds for the past two fiscal years were as follows:

         ------------------------------------------- ---------------------------
                                                                  July 31,
                                                             2002          2001
         ------------------------------------------- ------------- -------------
         Delaware Delchester Fund/1/                         441%          294%

         Delaware Strategic Income Fund/2/                   349%          200%

         Delaware High-Yield Opportunities Fund/3/           609%        1,201%

         Delaware Corporate Bond Fund/4/                   1,044%          709%

         Delaware Extended Duration Bond Fund/4/             923%          642%
         ------------------------------------------- ------------- -------------
/1/      Commenced operations on August 20, 1970.
/2/      Commenced operations on October 1, 1996.
/3/      Commenced operations on December 30, 1996.
/4/      Commenced operations on September 15, 1998.

         Delaware Delchester Fund may be expected to engage in active and frequent trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%.

         Delaware Strategic Income Fund, Delaware High-Yield Opportunities Fund, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may be expected to engage in active and frequesnt trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%. The Funds have, in the past, experienced portfolio turnover rates that were significantly in excess of 100%.

         Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's classes of shares, and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of the Funds are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Income Funds or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments family, the Manager or any of the its affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Funds' Institutional Classes and Class R Shares, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Income Funds will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Income Funds reserves the right to reject any order for the purchase of shares of a Fund if in the opinion of management such rejection is in such Fund's best interests. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASDR(sm) has adopted Conduct Rules, as amended, relating to investment company sales charges. Income Funds and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.50%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectuses. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares are subject to a CDSC of: (i) 4.00% if shares are redeemed during first year of purchase; (ii) 3.00% if shares are redeemed during the second year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0.00% thereafter. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Class R Shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B, Class C Shares and Class R Shares, of any expenses under that Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued in the case of Class A Shares or Institutional Class shares, unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares, Class C Shares or Class R Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Income Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, B and C Shares
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently no more than 0.25% in the case of Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund, pursuant to Board action) of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

         In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC. In comparing Class B Shares to Class R Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the Class is subject and the desirability of an automatic conversion feature to Class A Shares (with lower annual 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amount of 12b-1 Plan expenses relating to Class B Shares, Class C Shares and Class R Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
         As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waivers of Contingent Deferred Sales Charges--under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently no more than 0.25% in the case of Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund) of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4.00% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares

         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day (or next business day) of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Income Funds has adopted a separate plan for each of the Class A Shares, Class B Shares, Class C Shares and Class R Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, Class C Shares Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition each Fund may make payments out of the assets of Class A, Class B, Class C and Class R Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans, and the Funds' Distribution Agreements, is on an annual basis, up to 0.30% of the Class A Shares' average daily net assets for the year, up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year and up to 0.60% of Class R Shares' average daily net assets for the year. Income Funds' Board of Trustees may reduce these amounts at any time. The Distributor has agreed to waive the distribution fees with respect to Delaware Delchester Fund and Delaware High-Yield Opportunities Fund to the extent such fee for any day exceeds the net investment income realized by such Funds' respective Class A, Class B and Class C Shares for such day.

         Although the maximum fee payable under the 12b-1 Plan relating to Delaware Delchester Fund A Class is 0.30% of average daily net assets of such class, the Board of Trustees has determined that the annual fee, payable on a monthly basis, under the Plan relating to Delaware Delchester Fund A Class, will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by Delaware Delchester Fund A Class that were originally purchased prior to June 1, 1992 in Delchester I class (which was converted into what is now referred to as Class A Shares on June 1, 1992 pursuant to a Plan of Recapitalization approved by shareholders of Delchester I class), and (ii) the amount obtained by multiplying 0.30% by the average daily net assets represented by all other Delaware Delchester Fund A Class shares. While this is the method to be used to calculate the 12b-1 fees to be paid by Delaware Delchester Fund A Class under its Plan, the fee is a Class A Shares' expense so that all shareholders of Delaware Delchester Fund A Class, regardless of whether they originally purchased or received shares in Delchester I class, or in one of the other classes that is now known as Class A Shares, will bear 12b-1 expenses at the same rate. In addition, pursuant to Board action, the maximum aggregate fee payable by Class A Shares of Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware Strategic Income Fund is 0.25%. While this describes the current basis for calculating the fees which will be payable under the Delaware Corporate Bond Fund A Class', Delaware Delchester Fund A Class', Delaware Extended Duration Bond Fund A Class' and Delaware Strategic Income Fund A Class' Plans, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B, Class C and Class R Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, have all been approved by the Board of Trustees of Income Funds, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Income Funds and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares, Class C Shares and Class R Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of Class B of the same Fund. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Income Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Income Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended July 31, 2002, 12b-1 plan payments from Class A Shares, Class B Shares and Class C Shares of Delaware Delchester Fund, Delaware High-Yield Opportunities Fund, Delaware Strategic Income Fund, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund are shown below. Class R Shares were not available for purchase during this period.

------------------------------------ --------------------------------- ----------------------------- ------------------------------
                                                 Delaware                  Delaware High-Yield                 Delaware
                                             Delchester Fund                Opportunities Fund           Strategic Income Fund
                                     --------------------------------- ----------------------------- ------------------------------
                                        Class A     Class B   Class C   Class A   Class B   Class C   Class A    Class B   Class C
------------------------------------ ----------- ----------- --------- --------- --------- --------- --------- ---------- ---------
Advertising                            $  6,962  $        0  $    549   $   420  $    234   $    38   $     0    $     0   $   126

Annual/Semi Annual Reports             $  7,963  $        0  $    646   $ 5,919  $  3,624   $   773   $     0    $     0   $ 1,732

Broker Trails                          $559,383  $  264,347  $126,648   $38,481  $ 26,769   $20,585   $24,347    $30,590   $25,442

Broker Sales Charges                   $      0  $   37,475  $  4,066   $     0  $ 51,917   $ 3,487   $     0    $51,339   $   982

Dealer Service Expenses                $      0  $        0  $      0   $     0  $      0   $     0   $     0    $     0   $     0

Interest on Broker Sales Charges       $      0  $  762,617  $      0   $     0  $ 12,856   $     0   $     0    $40,452   $     0

Salary & Commissions to Wholesalers    $      0  $        0  $      0   $   668  $  2,821   $     0   $     0    $     0   $     0

Promotional- Broker Meetings           $      0  $        0  $      0   $     0  $      0   $     0   $     0    $     0   $     0

Promotional-Other                      $ 40,909  $        0  $  4,970   $ 3,859  $  1,879   $   918   $   173    $     0   $ 1,968

Prospectus Printing                    $ 12,863  $        0  $    822   $   306  $    235   $   259   $     0    $     0   $   233

Telephone                              $      0  $        0  $      0   $     0  $      0   $     0   $     0    $     0   $     0

Other                                  $ 66,883  $        0  $ 10,465   $ 7,775  $  6,844   $ 3,171   $    74    $     0   $ 1,741
------------------------------------ ----------- ----------- --------- --------- --------- --------- --------- ---------- ---------
Total                                  $694,963  $1,064,439  $148,166   $57,428  $107,179   $29,231   $24,594   $122,381   $32,214
------------------------------------ ----------- ----------- --------- --------- --------- --------- --------- ---------- ---------

------------------------------------ --------------------------------- ----------------------------
                                                 Delaware                        Delaware
                                           Corporate Bond Fund         Extended Duration Bond Fund
                                     ----------- ----------- --------- --------- -------- ---------
                                        Class A     Class B   Class C   Class A  Class B   Class C
------------------------------------ ----------- ----------- --------- --------- -------- ---------
Advertising                             $     4     $   181   $    45   $     2  $     36   $    16

Annual/Semi Annual Reports              $     7     $   333   $   105   $     2  $    125   $    66

Broker Trails                           $24,008     $18,894   $11,450   $11,376  $  5,042   $ 2,850

Broker Sales Charges                    $     0     $29,709   $10,001   $     0  $ 9,333    $ 3,995

Dealer Service Expenses                 $     0     $     0   $     0   $     0  $      0   $     0

Interest on Broker Sales Charges        $     0     $10,276   $ 1,435   $     0  $  3,613   $   346

Salary & Commissions to Wholesalers     $     0     $     0   $     0   $     0  $      0   $     0

Promotional- Broker Meetings            $     0     $     0   $     0   $     0  $      0   $     0

Promotional-Other                       $   218     $ 5,355   $   692   $    14  $    191   $   139

Prospectus Printing                     $     3     $   528   $   173   $     2  $    137   $    39

Telephone                               $     0     $     0   $     0   $     0  $      0   $     0

Other                                   $    48     $10,653   $ 8,972   $     9  $  1,724   $ 1,511
------------------------------------ ----------- ----------- --------- --------- -------- ---------
Total                                   $24,378     $76,029   $32,873   $11,405  $ 20,201   $ 8,962
------------------------------------ ----------- ----------- --------- --------- -------- ---------

Other Payments to Dealers - Class A Shares, Class B Shares, Class C Shares and Class R Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, trustees/directors and employees of Income Funds, any other fund in the Delaware Investments family, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

         Any class members included in the settlement of Blanke v. Lincoln National Corporation and Lincoln National Life Insurance Company may purchase Class A shares of the Fund at net asset value for a period of 90 days after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended Notice of Class Action, Proposed Settlement and Fairness Hearing. Class members may call 800 960-0366 to receive information regarding the settlement.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, trustees and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares of each Fund at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. ("RFS") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented in writing to RFS that it has the requisite number of employees and received written confirmation back from RFS. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Purchases of Class A Shares at net asset value also may be made by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A Share NAV Agreement with respect to such retirement platform.

         Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Income Funds must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange under Investment Plans.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares, above.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Income Funds which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of a Fund and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other funds in the Delaware Investments family which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC. If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $60,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $40,000 purchase would currently be 3.50%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money.

         The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisors or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans
         Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement investment accounts of Delaware Investments if they so notify the Fund in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.

         The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Class R Shares
         Class R Shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class Shares to participants.

The Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, the Sub-Advisor or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, the Sub-Advisor or their affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee; (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; and (f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services ("Eligible 529 Plans").

         The Institutional Class of each of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund is also available for purchase by clients of brokers or dealers affiliated with a broker or dealer, if such broker or dealer has entered into an agreement with the Distributor providing specifically for the purchase of shares of the Classes in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in shares of the Classes through a broker or agent that offers these special products.

         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds in the Delaware Investments Family
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B, Class C and Class R Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares or Institutional Class shares may not be directed to Class B Shares, Class C Shares or Class R Shares. Dividends from Class B Shares may only be directed to other Class B Shares dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shares may only be directed to other Class R Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each Fund's Prospectuses. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares and Institutional Class shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares and Institutional Class shares, but may not exchange their shares for Class B Shares, Class C Shares or Class R Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund. Holders of Class R Shares are permitted to exchange all or part of their Class R Shares into Class R Shares of other Delaware Investments funds or, if Class R Shares are not available for a particular fund, into the Class A of such fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing proceeds from Eligible 529 Plans
         The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments Family of Funds will qualify for treatment as if such proceeds had been exchanged from another Fund within the Delaware Investments Family of Funds rather than transferred from the Eligible 529 Plan, as described under "INVESTMENT PLANS-Investing by Exchange." The treatment of your redemption proceeds from an Eligible 529 Plan described in this paragraph does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of the Delaware Investments Family of Funds into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan -- Investors may arrange for a Fund to accept for investment in Class A, Class B, Class C Shares or Class R Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Income Funds for proper instructions.

MoneyLine (SM) On Demand
         You or your investment dealer may request purchases of Fund Class shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Investments family through the Wealth Builder Option.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to their Fund.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Asset Planner
         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in funds in the Delaware Investments family. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C and Class R Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

         Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including a 401(k) deferred compensation plan, an Individual Retirement Account ("IRA") and the new Roth IRA and Coverdell Education Savings Account.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available for investment only for Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 403(b)(7) Plans and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         When a Fund holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in the retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Institutional Class shares. See Institutional Classes, above. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Class C Shares and Class R Shares.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Coverdell Education Savings Account are available in addition to the existing deductible IRA and non-deductible IRA.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, the deductibility of such contributions may be restricted based on certain income limits.

Deductible and Non-deductible IRAs
         An individual can contribute up to $3,000 to his or her IRA each year through 2004. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI"), not counting any IRA deduction, and whether the taxpayer is an active participant in an employer sponsored retirement plan.

         In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $3,000 will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions of $500 for 2002 through 2005, and $1,000 beginning in 2006.

         The annual contribution limits through 2008 are as follows:

         Calendar Year            Under Age 50          Age 50 and Above
         -------------            ------------          ----------------
           2002-2004                 $3,000                  $3,500
              2005                   $4,000                  $4,500
           2006-2007                 $4,000                  $5,000
              2008                   $5,000                  $6,000

         Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 in 2002 and increased limits in subsequent years are still available if the taxpayer's AGI is not greater than $34,000 ($54,000 for taxpayers filing joint returns) for tax years beginning in 2002. A partial deduction is allowed for married couples with income greater than $54,000 and less than $64,000, and for single individuals with AGI greater than $34,000 and less than $44,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $3,000 and defer taxes on interest or other earnings from the IRAs.

         Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is not greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $3,000 each year through 2004 can be made to a Roth IRA, reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2004 are the same as for a regular IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI greater than $95,000 and less than $110,000, and for couples filing jointly with AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA are exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2,
(b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions are tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previously deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% additional tax for early withdrawal would apply.

Group IRAs or Group Roth IRAs
         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Coverdell Education Savings Accounts
         For taxable years beginning after December 31, 1997, the Coverdell Education Savings Account (formerly an "education IRA") has been created exclusively for the purpose of paying qualified higher education expenses.

         The annual contribution that can be made for each designated beneficiary will be increased to $2,000 and qualifying expenses will no longer be limited to those related to higher education.

         Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring; certain computer technology; and expenses for uniforms, transportation, and extended day programs.

         The $2000 annual limit is in addition to the $3,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish a Coverdell Education Savings Account. In addition, multiple Coverdell Education Savings Accounts can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

         Through 2002, the $2000 annual contribution limit for Coverdell Education Savings Accounts are phased out ratably for single contributors with modified AGI greater than $95,000 and less than $110,000, and for couples filing jointly with modified AGI of greater than $150,000 and less than $160,000. The modified AGI limit increases for couples filing jointly to $190,000 for a full contribution through $220,000 for a partial contribution. `Individuals with modified AGI above the phase-out range are not allowed to make contributions to a Coverdell Education Savings Account established on behalf of any individual.

         Distributions from a Coverdell Education Savings Account are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in a Coverdell Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% tax if the distribution is not for qualified higher educations expenses. Generally, tax-free transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary to another Coverdell Education Savings Account benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employee may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations as well as taxable entities may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Class C Shares and Class R Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

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Deferred Compensation Plan for Public Schools and Non-Profit Organizations
("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Funds. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is not required.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement and Sub-Advisory Agreement. Orders for purchases of Class B Shares, Class C Shares, Class R Shares and the Institutional Classes are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

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

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, will be included in each Fund's financial statements, which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are generally valued at the closing price on the exchange upon which such securities are primarily traded, unless such closing prices are determined to be not readily available pursuant to each Fund's pricing procedures. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, for all other securities and for securities whose closing prices are not readily available, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under Income Funds' 12b-1 Plans and Class A, Class B, Class C and Class R Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that may be allocable to each Class of a Fund, the dividends paid to each Class of the Fund may vary. The net asset value per share of each Class of a Fund is expected to be equivalent.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

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

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement and Sub-Advisory Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

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

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Income Funds has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 4.00% if shares are redeemed during the first year following purchase; (ii) 3.00% if shares are redeemed during the second year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0.00% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
         You can write to each Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

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

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares, Class C Shares or Class R Shares.

Written Exchange
         You may also write to each Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above and in the Prospectuses.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

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

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above and in the Prospectuses. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of your Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Timing Accounts

         Right to Refuse Timing Accounts--With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or
(iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

         Redemptions of Timing Accounts--Proceeds from redemptions requested by Timing Accounts will be paid only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

         Restrictions on Timed Exchanges--Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

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

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although a Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

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

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for the Institutional Classes. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that Retirement Financial Services, Inc. either is the sponsor of the alliance program or has product participation agreement with the sponsor of alliance program that specifies that the Limited CDSC will be waived; and (x) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

Waiver of Contingent Deferred Sales Charge - Class C Shares
         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares also is waived for any group retirement plan (excluding defined benefit pension plans) (i) that purchases shares through a retirement plan alliance program, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program, and (ii) for which Retirement Financial Services, Inc. provides fully-bundled retirement plan services and maintains participant records on its proprietary recordkeeping system.

                                      * * *

         The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         Dividends, if any, are declared each day the Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Delchester Fund and Delaware High-Yield Opportunities Fund are open and paid monthly. Net investment income earned on days when the respective Fund is not open will be declared as a dividend on the prior business day. Dividends, if any, for the Delaware Strategic Income Fund are declared and paid monthly. Capital gains, if any, may be paid twice a year.

         Purchases of shares of the respective Fund by wire begin earning dividends when converted into Federal Funds and are available for investment, normally the next business day after receipt. However, if the respective Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the respective Fund. Income Funds reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends and any realized securities profits distributions are automatically reinvested in additional shares of the same Class of the respective Fund at net asset value, unless, in the case of shareholders of the Fund Classes, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any MoneyLine
(SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

         Any distributions from net realized securities profits will be made twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code. Such distributions will be reinvested in shares, unless the shareholders of the Fund Classes elect to receive them in cash. The Funds will mail a quarterly statement showing the dividends paid and all the transactions made during the period.

TAXES

         It is each Fund's policy to pay out substantially all net investment income and net realized gains to relieve each Fund of federal income tax liability on that portion of its income paid to shareholders under Subchapter M of the Code. The Funds intend to meet the requirements each year. The Funds also intend to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

         The Funds have no fixed policy with regard to distributions of realized securities profits when such realized securities profits may be offset by capital losses carried forward. Presently, however, the Funds intend to offset realized securities profits to the extent of the capital losses carried forward. Each Fund had an accumulated capital loss carryforward of the amounts listed below at July 31, 2002 which for federal income tax purposes may be carried forward and applied against future capital gains.

         Delaware Corporate Bond Fund                            $   3,946,468

         Delaware Delchester Fund                                $ 741,815,960

         Delaware Extended Duration Bond Fund                    $   3,247,006

         Delaware High-Yield Opportunities Fund                  $  10,336,787

         Delaware Strategic Income Fund                          $  10,993,286

         Delaware Corporate Bond Fund's capital loss carryforward expires as follows: 2008--$1,704,753 and 2009--$1,892,500. Delaware Delchester Fund's
capital loss carryforward expires as follows: 2003--$87,593,579 and 2007--$10,982,838, 2008--$147,703,776, 2009--$284,053,994 and
2010--$211,481,773. Delaware Extended Duration Bond Fund's capital carryforward expires as follows: 2008--$2,232,330 and 2009--$1,315,765. Delaware High-Yield Opportunities Fund's capital loss carryforward expires as follows:
2007--$65,503, 2008--$978,433, 2009--$2,847,377 and 2010--$6,460,591. Delaware
Strategic Income Fund's capital carryforward expires as follows:
2008--$4,111,328, 2009--$4,750,913 and 2010--$2,131,045.

         Distributions of net investment income and short-term realized securities profits are taxable as ordinary income to shareholders. Since the major portion of Delaware Corporate Bond Fund's, Delaware Delchester, Delaware Extended Duration Bond Fund's and Delaware High-Yield Opportunities Fund's investment income is derived from interest rather than dividends, no portion of such distributions will be eligible for the dividends-received deduction available to corporations. It is expected that either none or a nominal portion of Delaware Strategic Income Fund's dividends will be eligible for the dividends-received deduction. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, for federal income tax purposes, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Long-term capital gains distributions are not eligible for the dividends-received exclusion. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually. Shares of the Funds are exempt from Pennsylvania county personal property taxes.

         Net long-term gain from the sale of securities when realized and distributed (actually or constructively) is taxable as capital gain. If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. Each Fund's portfolio securities had an unrealized net depreciation for tax purposes as follows as of July 31, 2002.

         Delaware Corporate Bond Fund                             $  1,749,930

         Delaware Delchester Fund                                 $ 33,824,894

         Delaware Extended Duration Bond Fund                     $  1,902,780

         Delaware High-Yield Opportunities Fund                   $  3,022,736

         Delaware Strategic Income Fund                           $  1,868,050

         A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

         If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in the Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

         Shareholders will be notified annually by Income Funds as to the federal income tax status of dividends and distributions paid by the Fund.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes.

         A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

         The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund, subject to the supervision and direction of the Board of Trustees of Income Funds.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On July 31, 2002, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $45 billion in assets in the various institutional or separately managed (approximately $25,444,799,669) and investment company ($19,704,324,101) accounts.

         The Investment Management Agreement for the Funds is dated September 29, 1999 and was approved by the initial shareholder on that date. The Agreement provides for an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Income Funds or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The management fee rate schedule for each Fund is as follows:

         -------------------------------------------------- -----------------------------------------------------
                                                                          Management Fee Schedule
                                                               (as a percentage of average daily net assets)
         Fund Name                                                              Annual Rate
         -------------------------------------------------- -----------------------------------------------------
         Delaware Corporate Bond Fund                       0.50% on first $500 million
                                                            0.475% on next $500 million
                                                            0.45% on next $1,500 million
                                                            0.425% on assets in excess of $2,500 million

         Delaware Delchester Fund                           0.65% on first $500 million
                                                            0.60% on next $500 million
                                                            0.55% on next $1,500 million
                                                            0.50% on assets in excess of $2,500 million

         Delaware Extended Duration Bond Fund               0.55% on first $500 million
                                                            0.50% on next $500 million
                                                            0.45% on next $1,500 million
                                                            0.425% on assets in excess of $2,500 million

         Delaware High-Yield Opportunities Fund             0.65% on first $500 million
                                                            0.60% on next $500 million
                                                            0.55% on next $1,500 million
                                                            0.50% on assets in excess of $2,500 million

         Delaware Strategic Income Fund                     0.65% on first $500 million
                                                            0.60% on next $500 million
                                                            0.55% on next $1,500 million
                                                            0.50% on assets in excess of $2,500 million
         -------------------------------------------------- -----------------------------------------------------

The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Delaware Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of the Fund (exclusive of any 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annual basis, 0.75% of average daily net assets during the commencement of the public offering of the Fund through June 30, 1999. The Manager contracted to waive fees and pay expenses of Delaware Strategic Income Fund from July 1, 1999 through September 30, 2001 in order to prevent the Fund's total operating expenses (exclusive of any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets. The Manager has elected voluntarily to waive fees from October 1, 2001, through March 31, 2003, in order to prevent the Fund's total operating expenses (exclusive of any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Delaware High-Yield Opportunities Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of the Fund (exclusive of any 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annual basis, 1.00% of average daily net assets from April 12, 1999 through September 30, 1999. The Manager has contracted to waive fees and pay expenses of Delaware High-Yield Opportunities Fund from October 1, 1999 through September 30, 2001 in order to prevent the Fund's total operating expenses (exclusive of any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.00% of average daily net assets. The Manager has contracted to waive fees from October 1, 2001, through September 30, 2003, in order to prevent the Fund's total operating expenses (exclusive of any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.83% of average daily net assets.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and to pay certain expenses of the Funds to the extent necessary to ensure that the total operating expenses each Fund (exclusive of any 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annual basis, 0.55% during the commencement of the public offering of the Funds through September 30, 1999. The Manager has contracted to waive fees and pay expenses of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund from October 1, 1999 through September 30, 2003 in order to prevent each Fund's total operating expenses (exclusive of any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.

         The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Delaware Delchester Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of the Fund do not exceed 0.90% (exclusive 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) during the period June 1, 2000 through November 30, 2000.]

         On July 31, 2002, the total net assets of Income Funds were $500,284,189, broken down as follows:

         Delaware Corporate Bond Fund                             $ 88,385,129
         Delaware Delchester Fund                                 $289,960,907
         Delaware Extended Duration Bond Fund                     $ 66,136,749
         Delaware High-Yield Opportunities Fund                   $ 29,675,597
         Delaware Strategic Income Fund                           $ 26,129,081

         On July 31, 2002, the investment management fees paid by each Fund for the past three fiscal years were as follows:

Fund                                               July 31, 2002        July 31, 2001        July 31, 2000
----                                               -------------        -------------        -------------
Delaware Corporate Bond Fund                       $376,262 earned      $312,860 earned      $298,016 earned
                                                   $59,032 paid         $63,122 paid         $19,331 paid
                                                   $317,230 waived      $249,739 waived      $278,685 waived

Delaware Delchester Fund                           $2,431,098 earned    $3,616,643 earned    $6,209,644 earned
                                                   $2,431,098 paid      $3,160,353 paid      $5,962,747 paid
                                                   $0 waived            $456,290 waived      $246,897 waived

Delaware Extended Duration Bond Fund               $372,587 earned      $360,038 earned      $333,632 earned
                                                   $79,774 paid         $56,866 paid         $70,733 paid
                                                   $292,813 waived      $303,171 waived      $262,899 waived

Delaware High-Yield Opportunities Fund             $229,359 earned      $215,769 earned      $177,604 earned
                                                   $119,379 paid        $0 paid              $104,175 paid
                                                   $109,980 waived      $33,313 waived       $73,429 waived

Delaware Strategic Income Fund                     $175,108 earned      $190,553 earned      $254,595 earned
                                                   $0 paid              $0 paid              $-0- paid
                                                   $175,108 waived      $190,553 waived      $254,595 waived

         The Manager has entered into a Sub-Advisory Agreement with Delaware International Advisers Ltd. (the "Sub-Advisor") on behalf of Delaware Strategic Income Fund. Subject to the overall supervision of the Manager, the Sub-Advisor manages the international sector of Delaware Strategic Income Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to foreign securities. For the services provided to the Manager, the Manager pays the Sub-Advisor a fee equal to one-third of the investment management fees paid to the Manager under the terms of the Investment Management Agreement. For the fiscal years ended July 31, 2000, 2001 and 2002 no fees were paid to the Sub-Advisor as a result of the waiver of fees by the Manager.

         Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by the Funds. The Manager pays the salaries of all trustees, officers and employees of each Fund who are affiliated with the Manager. Each Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses. The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor for the Funds under Distribution Agreements dated September 29, 1999. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of the Class A Shares, Class B Shares, Class C Shares and Class R Shares under their respective 12b-1 Plans. Delaware Distributors, Inc. ("DDI") is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as each Fund's financial intermediary wholesaler pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investments' non-money market retail funds; (ii) shares of Delaware VIP Trust sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule.

Aggregate Value of Wholesaler Product Sales in                Compensation Paid to LFD
              Calendar Year                            (% of NAV of Fund shares sold by LFD)
$3.75 billion or less                                                 0.45%
More than $3.75 billion, but less than $4.5 billion                   0.50%
$4.5 billion and above                                                0.55%

         In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of 0.04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

         The fees associated with LFD's services to the Funds are borne exclusively by the Distributor and not by the Funds.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an Shareholder Services Agreement dated as of April 19, 2001. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc.

         Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of a Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

         The business and affairs of Income Funds are managed under the direction of its Board of Trustees.

         Certain officers and trustees of Income Funds hold identical positions in each of the other funds available from the Delaware Investments family. As of April 2, 2003, the Trust's officers and trustees, as a group, owned less than 1% of each of the Institutional Class, Class A Shares, B Shares and C Shares of Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Strategic Income Fund. As of April 2, 2003, the Trustees and Officers of Adviser Funds, as a group, owned 1.86% of the outstanding shares of Delaware Delchester Fund Institutional Class; they held less than 1% of the shares of Delaware Delchester Fund Class A, Class B and Class C.

         As of September 30, 2002, management believes the following accounts held 5% or more of the outstanding shares of Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares of each Fund. With the exception of Delaware Management Company Employee Profit Sharing Trust, Management does not have knowledge of beneficial owners. As of September 30, 2002, no one account held 25% or more of the outstanding shares of Income Funds.

Class                            Name and Address of Account                Share Amount    Percentage
----------------------------     ---------------------------                ------------    -----------
Delaware Corporate Bond Fund     Merrill Lynch, Pierce, Fenner, & Smith       434,822.370          15.31%
B Class                          For the Sole Benefit of Its Customers
                                 Attn: Fund Administration SEC #97YN7
                                 4800 Deer Lake Drive 2nd Floor
                                 Jacksonville, FL 32246-6484

Delaware Corporate Bond Fund     Merrill Lynch, Pierce, Fenner, & Smith       763,860.650          37.51%
C Class                          For the Sole Benefit of Its Customers
                                 Attn: Fund Administration SEC #97YN8
                                 4800 Deer Lake Drive 2nd Floor
                                 Jacksonville, FL 32246-6484

Delaware Delchester Fund         Merrill Lynch, Pierce, Fenner, & Smith     2,457,023.390           8.86%
B Class                          For the Sole Benefit of Its Customers
                                 Attn: Fund Administration SEC #97D22
                                 4800 Deer Lake Drive 2nd Floor
                                 Jacksonville, FL 32246-6484

Delaware Delchester Fund         Merrill Lynch, Pierce, Fenner, & Smith       449,055.060           8.65%
C Class                          For the Sole Benefit of Its Customers
                                 SEC #97H02 Attn: Fund Administration
                                 4800 Deer Lake Drive 2nd Floor
                                 Jacksonville, FL 32246-6484

Delaware Delchester Fund         BNY Clearing Services LLC                  1,694,870.750          30.81%
Institutional Class              Account 8673-5695
                                 Wendel & Co. Account 298359
                                 111 East Kilbourne Avenue
                                 Milwaukee, WI 53202-6633

                                 Nationwide Life Insurance Company          1,420,143.240          25.82%
                                 Nationwide QPVA
                                 c/o IPO Portfolio Accounting
                                 PO Box 182029
                                 Columbus, OH 43218-2029

                                 RS DMC Employee Profit Sharing Plan          832,900.800          15.14%
                                 Delaware Management Company
                                 Employee Profit Sharing Trust
                                 c/o Rick Seidel
                                 1818 Market Street
                                 Philadelphia, PA 19103-3638

Class                            Name and Address of Account                Share Amount    Percentage
----------------------------     ---------------------------                ------------    -----------
Delaware Delchester Fund         Charles Schwab & Co., Inc.                   449,355.390           8.17%
Institutional Class              Attn:  Mutual Fund Department
                                 101 Montgomery Street
                                 San Francisco, CA 94104-4122

Delaware Extended Duration       Merrill Lynch, Pierce, Fenner, & Smith       147,358.110          17.62%
Bond Fund                        For the Sole Benefit of Its Customers
B Class                          Attn: Fund Administration SEC #97YJ5
                                 4800 Deer Lake Drive 2nd Floor
                                 Jacksonville, FL 32246-6484

Delaware Extended Duration       Merrill Lynch, Pierce, Fenner, & Smith       216,686.260          40.50%
Bond Fund                        For the Sole Benefit of Its Customers
C Class                          Attn: Fund Administration SEC #97YN4
                                 4800 Deer Lake Drive 2nd Floor
                                 Jacksonville, FL 32246-6484

                                 Salomon Smith Barney, Inc.                    34,398.420           6.42%
                                 00157725357
                                 333 West 34th Street, 3rd Floor
                                 New York, NY 10001-2483

                                 Pershing LLC                                  28,743.780           5.37%
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052

Delaware High-Yield              RS DMTC 401(k) Plan                          271,519.000           5.14%
Opportunities Fund               Etown Water Company 401(k) Plan
A Class                          Attn:  Retirement Plans
                                 2005 Market Street 5th Floor
                                 Philadelphia, PA 19103-7003

Delaware High-Yield              Merrill Lynch, Pierce, Fenner, & Smith       448,458.800          12.28%
Opportunities Fund               For the Sole Benefit of Its Customers
B Class                          Attn: Fund Administration
                                 4800 Deer Lake Drive 3rd Floor
                                 Jacksonville, FL 32246-6484

Class                            Name and Address of Account                Share Amount    Percentage
----------------------------     ---------------------------                ------------    -----------
Delaware High-Yield              Merrill Lynch, Pierce, Fenner, & Smith       224,692.670          20.99%
Opportunities Fund               For the Sole Benefit of Its Customers
C Class                          Attn: Fund Administration
                                 4800 Deer Lake Drive 3rd Floor
                                 Jacksonville, FL 32246-6484

                                 First Clearing Corporation                   116,979.780          10.93%
                                 Account 8018-2485
                                 Neal Schneider Tr
                                 310 Old Farm Road
                                 Northfield, IL 60093-1041

                                 Ferris, Baker Watts, Inc.                    102,642.780           9.59%
                                 Jacqueline M. Bittenbender
                                 A/C 1571-5701
                                 1816 Windfield Drive
                                 Longwood, FL 32779-2706

                                 Pershing LLC                                  80,814.480           7.55%
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052

Delaware High-Yield              Chase Manhattan Bank C/F                     493,882.750          61.12%
Opportunities Fund               Delaware Group Foundation Fund
Institutional Class              Income Portfolio
                                 Attn:  Marisol Gordan - Global Inv Ser
                                 3 Metrotech Center 8th Floor
                                 Brooklyn, NY 11201-3800

                                 Chase Manhattan Bank C/F                     313,160.010          38.75%
                                 Delaware Group Foundation Fund
                                 Balanced Portfolio
                                 Attn:  Marisol Gordan - Global Inv Ser
                                 3 Metrotech Center 8th Floor
                                 Brooklyn, NY 11201-3800

Delaware Strategic Income Fund   Merrill Lynch, Pierce, Fenner, & Smith       297,837.840           9.39%
B Class                          Attn: Fund Administration SEC#97LM7
                                 4800 Deer Lake Drive 2nd Floor
                                 Jacksonville, FL 32246-6484

Delaware Strategic Income Fund   Salomon Smith Barney, Inc.                    53,299.990           6.44%
C Class                          00157725357
                                 333 West 34th Street, 3rd Floor
                                 New York, NY 10001-2483

Class                            Name and Address of Account                Share Amount    Percentage
----------------------------     ---------------------------                ------------    -----------
Delaware Strategic Income Fund   RS Non Trust 401K Plan                       514,052.500          58.13%
Institutional Class              Elevator Constructors Annuity
                                 401(k) Plan
                                 1818 Market Street
                                 Philadelphia, PA 19103-3638

                                 RS 401k Plan                                 192,106.680          21.72%
                                 Waterfield Group 401k Plan
                                 Attn:  Retirement Plans
                                 1818 Market Street
                                 Philadelphia, PA 19103-3638

                                 RS DMC Employee Profit Sharing Plan          164,913.050          18.64%
                                 Delaware Management Company
                                 Employee Profit Sharing Trust
                                 c/o Rick Seidel
                                 1818 Market Street
                                 Philadelphia, PA 19103-3638

         DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Vantage Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH, Delaware and Delaware International are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Trustees and principal officers of Income Funds are noted below along with their ages and their business experience for the past five years.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Number of
                                                                                                    Portfolios          Other
                                                                                                    in Fund         Directorships
                              Position(s) Held        Length of         Principal Occupation(s)     Complex by          Held
Name, Address and Birthdate   with Income Funds      Time Served          During Past 5 Years       Overseen         by Trustee
                                                                                                    Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees

David K. Downes/2/            President, Chief        10 Years -        Mr. Downes has served in        107     Director/President -
2005 Market Street               Executive        Executive Officer         various executive                     Lincoln National
Philadelphia, PA 19103-7094    Officer, Chief                            capacities at different                   Convertible
                                 Financial        4 Years - Trustee         times at Delaware                  Securities Fund, Inc.
January 8, 1940                 Officer and                                  Investments/1/
                                  Trustee                                                                      Director/President -
                                                                                                                 Lincoln National
                                                                                                                 Income Fund, Inc.

Independent Trustees

Walter P. Babich                   Trustee           15 Years           Board Chairman - Citadel        107            None
2005 Market Street                                                      Construction Corporation
Philadelphia, PA 19103-7094                                                 (1989 - Present)

October 1, 1927

John H. Durham                     Trustee           24 Years             Private Investor              107         Trustee -
2005 Market Street                                                                                                Abington Memorial
Philadelphia, PA 19103-7094                                                                                           Hospital

August 7, 1937                                                                                                 President/Director -
                                                                                                                  22 WR Corporation

John A. Fry                        Trustee             2 Year             President - Franklin &        894            None
2005 Market Street                                                        Marshall College
Philadelphia, PA 19103-7094                                              (June 2002 - Present)
May 28, 1960                                                           Executive Vice President -
                                                                       University of Pennsylvania
                                                                        (April 1995 - June 2002)

Anthony D. Knerr                    Trustee           10 Years         Founder/Managing Director -      107            None
2005 Market Street                                                     Anthony Knerr & Associates
Philadelphia, PA 19103-7094                                              (Strategic Consulting)
                                                                            (1990 - Present)
December 7, 1938

Ann R. Leven                        Trustee           14 Years          Treasurer/Chief Fiscal          107          Director -
2005 Market Street                                                     Officer - National Gallery               Recoton Corporation
Philadelphia, PA 19103-7094                                                      of Art
                                                                             (1994 - 1999)                           Director -
November 1, 1940                                                                                                   Systemax Inc.

                                                                                                                     Director -
                                                                                                                    Andy Warhol
                                                                                                                    Foundation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Number of
                                                                                                    Portfolios          Other
                                                                                                    in Fund         Directorships
                              Position(s) Held        Length of         Principal Occupation(s)     Complex by          Held
Name, Address and Birthdate   with Income Funds      Time Served          During Past 5 Years       Overseen         by Trustee
                                                                                                    by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
(continued)

Thomas F. Madison                   Trustee          9 Years            President/Chief Executive       107         Director -
2005 Market Street                                                      Officer - MLM Partners, Inc.             Valmont Industries
Philadelphia, PA 19103-7094                                              (Small Business Investing                     Inc.
                                                                              and Consulting)
February 25, 1936                                                        (January 1993 - Present)                    Director -
                                                                                                                  ACI Telecentrics
                                                                                                                        Inc.

                                                                                                                    Director -
                                                                                                                 Digital River Inc.

                                                                                                                    Director -
                                                                                                                Rimage Corporation

Janet L. Yeomans                   Trustee           4 Years              Vice President/Mergers &      107          None
2005 Market Street                                                             Acquisitions -
Philadelphia, PA 19103-7094                                                     3M Corporation
                                                                           (January 2003 - Present)
July 31, 1948
                                                                        Ms. Yeomans has held various
                                                                        management positions at 3M
                                                                          Corporation since 1983.

Officers

Jude T. Driscoll               Chief Executive       2 Years               President and Chief          107          None
2005 Market Street               Officer and                               Executive Officer of
Philadelphia, PA 19103-7094        President                               Delaware Investments/1/
                                                                         (January 2003 - Present)
March 10, 1963
                                                                        Executive Vice President and
                                                                          Head of Fixed-Income -
                                                                            Delaware Investment
                                                                            Advisers, a series of
                                                                        Delaware Management Business
                                                                                   Trust
                                                                        (August 2000 - January 2003)

                                                                        Senior Vice President and
                                                                        Director of Fixed-Income
                                                                        Process - Conseco Capital
                                                                                Management
                                                                        (June 1998 - August 2000)

                                                                             Managing Director -
                                                                        NationsBanc Capital Markets
                                                                        (February 1996 - June 1998)

Richelle S. Maestro              Senior Vice         4 Years            Ms. Maestro has served in       107          None
2005 Market Street                President,                            various executive capacities
Philadelphia, PA 19103-7094     General Counsel                            at different times at
                                and Secretary                              Delaware Investments
November 26, 1957

Michael P. Bishof                Senior Vice         7 Years            Mr. Bishof has served in        107          None
2005 Market Street              President and                           various executive capacities
Philadelphia, PA 19103-7094       Treasurer                                at different times at
                                                                           Delaware Investments
August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------

         1 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including Income Funds' manager, principal underwriter and its transfer agent.
         2 Mr. Downes is considered to be an "Interested Trustee" because he is an executive officer of Income Funds' manager, distributor, accounting service provider and transfer agent.
         3        Mr. Durham served as a Director Emeritus from 1995 through
                  1998.
         4 Mr. Fry is not a Trustee of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
         5 Effective January 1, 2003, Mr. Driscoll began serving as executive officer of Income Funds' manager.

         Following is additional information regarding investment professionals affiliated with Delaware Group Income Funds.

------------------------------------------------------------------------------------------------------------------------------------
Name, Address and Birthdate          Position(s) Held with Delaware     Length of Time    Principal Occupation(s) During Past
                                           Group Income Funds               Served                      5 Years
------------------------------------------------------------------------------------------------------------------------------------
Joanna Bates                           Senior Portfolio Manager            12 Years         During the past five years,
2005 Market Street                                                                            Ms.Bates has served in various
Philadelphia, PA 19103-7094                                                                capacities at different times at
                                                                                                Delaware International
March 14, 1960

Ryan K. Brist                       Senior Vice President and Senior        2 Years        Senior Vice President and Senior
2005 Market Street                          Portfolio Manager                                Portfolio Manager - Delaware
Philadelphia, PA 19103-7094                                                                Investment Advisers, a series of
                                                                                          Delaware Management Business Trust
March 22, 1971                                                                                     (2000 - Present)

                                                                                         Senior Vice President, Senior Trader
                                                                                          and Corporate Specialist - Conseco
                                                                                                  Capital Management
                                                                                                     (1995 - 2000)

Paul Grillo                             Vice President and Senior           9 Years         During the past five years,
2005 Market Street                          Portfolio Manager                                Mr.Grillo has served in various
Philadelphia, PA 19103-7094                                                                capacities at different times at
                                                                                                 Delaware Investments
May 16, 1959
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                     Position(s) Held with Delaware     Length of Time    Principal Occupation(s) During Past
Name, Address and Birthdate                Group Income Funds               Served                      5 Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher A. Moth                  Director of Investment Strategy       10 Years      During the past five years, Mr. Moth
2005 Market Street                                                                        has served in various capacities at
Philadelphia, PA 19103-7094                                                                   different times at Delaware
                                                                                                     International
October 17, 1967

Timothy L. Rabe                    Vice President - Senior High Yield       2 Years      Vice President and Senior High Yield
2005 Market Street                               Trader                                      Trader - Delaware Investment
Philadelphia, PA 19103-7094                                                                 Advisers, a series of Delaware
                                                                                           Management Business Trust (2000 -
September 18, 1970                                                                                     Present)

                                                                                          Portfolio Manager - Conseco Capital
                                                                                                Management (1996 -2000)

David G. Tilles                    Managing Director, Chief Invetment      11 Years         During the past five years,
2005 Market Street                               Officer                                     Mr.Tilles has served in various
Philadelphia, PA 19103-7094                                                                capacities at different times at
                                                                                                Delaware International
February 17, 1952
------------------------------------------------------------------------------------------------------------------------------------

         The following table shows each Trustee's ownership of shares of the Fund and of all Delaware Investments funds as of December 31, 2002.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Aggregate Dollar Range of Equity
                                                                                             Securities in All Registered
                                                                                           Investment Companies Overseen by
                                                                                            Trustee in Family of Investment
Name                                  Dollar Range of Equity Securities in the Fund                    Companies
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes                                           none                                       Over $100,000
Walter A. Babich                                          none                                       Over $100,000
John H. Durham                           Delaware High-Yield Opportunities Fund                      Over $100,000
                                                   $100,000 - $50,000
John A. Fry                                               none                                       Over $100,000
Anthony D. Knerr                                          none                                     $10,001 - $50,000
Ann R. Leven                                              none                                      Over $100, 000
Thomas F. Madison                                         none                                     $10,001 - $50,000
Janet L. Yeomans                                          none                                           none
------------------------------------------------------------------------------------------------------------------------------------

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Income Funds and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or director for the fiscal year ended July 31, 2002 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of July 31, 2002. Only the independent trustees of Income Funds receive compensation from Income Funds.

                                                        Pension Retirement
                                      Aggregate         Benefits Accrued as    Estimated Annual      Total Compensation from
                                  Compensation from       Part of Trust          Benefits Upon         Delaware Investments
Name                                  the Trust             Expenses             Retirement/1/          Investment Companies/2/
-----------------------------     -----------------     -------------------    ----------------      --------------------------
Walter B. Babich                  $           2,879           None             $         55,000      $                  91,489
John H. Durham                    $           2,501           None             $         55,000      $                   77,156
Anthony D. Knerr                  $           2,520           None             $         55,000      $                   81,364
Ann R. Leven                      $           2,810           None             $         55,000      $                   81,989
Thomas F. Madison                 $           2,694           None             $         55,000      $                   79,156
John A. Fry                       $           2,501           None             $         44,362      $                   34,347
Janet L. Yeomans                  $           2,694           None             $         55,000      $                   72,261

/1/ Under the terms of the Delaware Investments Retirement Plan for Directors/Trustees, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a Trustee/Director for a period equal to the lesser of the number of years that such person served as a trustee/director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to Trustees/Directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of July 31, 2002, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as trustee or director based on the number of investment companies in the Delaware Investments family as of that date.
/2/ Each independent Trustee/Director receives a total annual retainer fee of $50,000 for serving as a trustee/director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. Members of the audit committee receive additional compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson who receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee will receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $8,000 from all investment companies.

         The Board of Trustees has the following committees:

         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held five meetings during the Trust's last fiscal year.

         Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee did not meet during the Trust's last fiscal year.

GENERAL INFORMATION

         The Trust is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Income Funds was originally organized as a Delaware corporation in 1970. It was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a Delaware business trust on September 29, 1999.

         The Manager is the investment manager of Income Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         The Manager, and its affiliate Delaware International Advisers Ltd., manage the investment options for Delaware-Lincoln ChoicePlus and Delaware Medallion (SM) III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity, although actual performance will differ due to such factors as different expense levels, asset size and its timing of purchases and redemptions. The Manager or Delaware International Advisers Ltd. Also manages many of the investment options for the Delaware-Lincoln ChoicePlus Variable Annuity. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by ten leading money managers. See Delaware VIP Trust, in Appendix B.

         The Delaware Investments Family of Funds, the Manager, the Distributor and the Financial Intermediary Distributor, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Distributor and the Financial Intermediary Distributor are on public file with, and are available from, the SEC.

         The Distributor acts as national distributor for the Funds and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                                      Delaware Delchester Fund Class A Shares

                                          Total Amount          Amounts                Net
                                        of Underwriting        Reallowed            Commission
      Fiscal Year Ended                   Commissions          to Dealers            to DDLP
      -----------------                 ---------------        ----------           ----------
           7/31/02                      $       122,527        $  103,737           $   18,790
           7/31/01                      $       370,028        $  315,455           $   54,573
           7/31/00                      $       699,743        $  591,726           $  108,017

                                   Delaware Strategic Income Fund Class A Shares

                                          Total Amount          Amounts                Net
                                        Of Underwriting        Reallowed            Commission
      Fiscal Year Ended                   Commissions          to Dealers            to DDLP
      -----------------                 ---------------        ----------           ----------
           7/31/02                      $        13,448        $   11,358           $    2,090
           7/31/01                      $        24,164        $   19,817           $    4,347
           7/31/00                      $        48,877        $   41,487           $    7,390

                               Delaware High-Yield Opportunities Fund Class A Shares

                                          Total Amount          Amounts                Net
                                        of Underwriting        Reallowed            Commission
      Fiscal Year Ended                   Commissions          to Dealers            to DDLP
      -----------------                 ---------------        ----------           ----------
           7/31/02                      $        35,413        $    6,911           $   28,502
           7/31/01                      $        42,369        $    9,532           $   32,837
           7/31/00                      $        49,782        $   41,901           $    7,881

                                    Delaware Corporate Bond Fund Class A Shares

                                          Total Amount          Amounts                Net
                                        Of Underwriting        Reallowed            Commission
      Fiscal Year Ended                   Commissions          to Dealers            to DDLP
      -----------------                 ---------------        ----------           ----------
           7/31/02                      $       130,898        $  110,199           $   20,699
           7/31/01                      $        30,633        $   25,650           $    4,983
           7/31/00                      $        20,645        $   17,982           $    2,663

                                Delaware Extended Duration Bond Fund Class A Shares

                                          Total Amount          Amounts                Net
                                        of Underwriting        Reallowed            Commission
      Fiscal Year Ended                   Commissions          to Dealers            to DDLP
      -----------------                 ---------------        ----------           ----------
           7/31/02                      $        27,667        $   23,424           $    4,243
           7/31/01                      $        17,553        $   14,646           $    2,907
           7/31/00                      $         7,022        $    5,958           $    1,064

         The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

                                                                                               Delaware
                                             Delaware Strategic     Delaware High-Yield     Corporate Bond    Delaware Extended
                      Delaware Delchester        Income Fund         Opportunities Fund     Fund Class A      Duration Bond Fund
 Fiscal Year Ended       Class A Shares        Class A Shares          Class A Shares           Shares          Class A Share
 -----------------    -------------------    ------------------     -------------------     --------------    ------------------
       7/31/02        $                 0    $                0     $                 0     $            0    $                0
       7/31/01        $               908    $              124     $                17     $          201    $              -0-
       7/31/00        $             4,144    $              -0-     $               407     $          -0-    $              -0-

         The Distributor received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

                                                                                               Delaware
                                             Delaware Strategic     Delaware High-Yield     Corporate Bond    Delaware Extended
                      Delaware Delchester        Income Fund         Opportunities Fund     Fund Class B      Duration Bond Fund
 Fiscal Year Ended       Class B Shares        Class B Shares          Class B Shares           Shares          Class B Share
 -----------------    -------------------    ------------------     -------------------     --------------    ------------------
       7/31/02        $           431,469    $           42,778     $            43,484     $       48,606    $            3,237
       7/31/01        $           798,376    $           55,254     $            35,268     $       11,162    $            1,649
       7/31/00        $         1,510,493    $          102,885     $            20,817     $       10,559    $            2,309

         The Distributor received CDSC payments with respect to each Fund as follows:

                                                                                               Delaware
                                             Delaware Strategic     Delaware High-Yield     Corporate Bond    Delaware Extended
                      Delaware Delchester        Income Fund         Opportunities Fund     Fund Class C      Duration Bond Fund
 Fiscal Year Ended       Class C Shares        Class C Shares          Class C Shares           Shares          Class C Share
 -----------------    -------------------    ------------------     -------------------     --------------    ------------------
       7/31/02        $             1,879    $              548     $             1,079     $        1,407    $              588
       7/31/01        $             4,206    $              471     $             3,130     $          315    $               58
       7/31/00        $            28,608    $            1,072     $            15,613     $          792    $              232

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Funds and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the unaffiliated trustees. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating a Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Income Funds to delete the words "Delaware Group" from a Fund's name.

         JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Fund's securities and cash. As custodian for a Fund, JPMorgan maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
         Income Funds has an unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each fund offers four classes of shares, each representing a proportionate interest in the assets of that Fund, and each having the same voting and other rights and preferences as the other classes, except that shares of a Fund's Institutional Class may not vote on matters affecting that Fund's Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares of a fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a fund may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plans relating to its Class A Shares. General expenses of a fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of each Fund's Class A, Class B, Class C Shares and Class R Shares will be allocated solely to those classes.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

         Until September 30, 1996, Income Funds operated as Delaware Group Delchester High-Yield Bond Fund, Inc., and offered one series of shares, the Delchester Fund series. Beginning September 30, 1996, Income Funds offered Strategic Income Fund series, beginning December 27, 1996 offered the Delaware High-Yield Opportunities Fund series and beginning September 14, 1998 offered Delaware Corporate Bond Fund series and Delaware Extended Duration Bond Fund series. Beginning August 16, 1999, Delchester Fund changed its name and its classes' names to Delaware Delchester Fund; Strategic Income Fund changed its name and its classes' names to Delaware Strategic Income Fund; High-Yield Opportunities Fund changed its name and its classes' names to Delaware High-Yield Opportunities Fund; Corporate Bond Fund changed its name and its classes' names to Delaware Corporate Bond Fund; and Extended Duration Bond Fund changed its name and its classes' names to Delaware Extended Duration Bond Fund. Effective as of September 29, 1999, Delaware Group Income Funds, Inc. changed its name to Delaware Group Income Funds. Class R Shares were offered on June 1, 2003.

Noncumulative Voting
         Income Funds' shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Income Funds voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Income Funds and, in its capacity as such, audits the annual financial statements of the Funds. Each Fund's Statement of Net Assets (and Statement of Assets and Liabilities, as applicable), Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended July 31, 2002, are included in the Funds' Annual Reports to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--RATINGS

General Rating Information

Bonds
         The ratings list below can be further described as follows. For all categories lower than Aaa, Moody's Investors Service, Inc. includes a "1", "2" or "3" following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor's and Fitch IBCA, Inc. may add a "+" or "-" following the rating to characterize a higher or lower rating, respectively.

Moody's Investors               Aaa            Highest quality, smallest degree
Service, Inc.                                  of investment risk.

                                Aa High quality; together with Aaa bonds, they compose the high-grade bond group.

                                A              Upper-medium-grade obligations;
                                               many favorable investment
                                               attributes.

                                Baa Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.

                                Ba More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.

                                B Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

                                Caa            Poor standing, may be in default;
                                               elements of danger with respect
                                               to principal or interest
                                               payments.

                                Ca Speculative in high degree; could be in default or have other marked shortcomings.

                                C              Lowest rated.  Extremely poor
                                               prospects of ever attaining
                                               investment standing.

Standard & Poor's               AAA            Highest rating; extremely strong
                                               capacity to pay principal and
                                               interest.

                                AA             High quality; very strong
                                               capacity to pay principal and
                                               interest.

                                A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

                                BBB            Adequate capacity to pay
                                               principal and interest; normally
                                               exhibit adequate protection
                                               parameters, but adverse economic
                                               conditions or changing
                                               circumstances more likely to lead
                                               to weakened capacity to pay
                                               principal and interest than for
                                               higher-rated bonds.

                                BB, B,         Predominantly speculative with

                                CCC, CC respect to the issuer's capacity to meet required interest and principal payments. BB-lowest degree of speculation;
                                               CC-the highest degree of
                                               speculation. Quality and
                                               protective characteristics
                                               outweighed by large uncertainties
                                               or major risk exposure to adverse
                                               conditions.

                                D              In default.

Fitch IBCA, Inc.                AAA            Highest quality; obligor has
                                               exceptionally strong ability to
                                               pay interest and repay principal,
                                               which is unlikely to be affected
                                               by reasonably foreseeable events.

                                AA             Very high quality; obligor's
                                               ability to pay interest and repay
                                               principal is very strong. Because
                                               bonds rated in the AAA and AA
                                               categories are not significantly
                                               vulnerable to foreseeable future
                                               developments, short-term debt of
                                               these issuers is generally rated
                                               F-1+.

                                A High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.

                                BBB            Satisfactory credit quality;
                                               obligor's ability to pay interest
                                               and repay principal is considered
                                               adequate. Unfavorable changes in
                                               economic conditions and
                                               circumstances are more likely to
                                               adversely affect these bonds and
                                               impair timely payment. The
                                               likelihood that the ratings of
                                               these bonds will fall below
                                               investment grade is higher than
                                               for higher-rated bonds.

                                BB,            Not investment grade;
                                CCC,           predominantly speculative
                                CC, C          with respect to the issuer's
                                               capacity to repay interest and
                                               repay principal in accordance
                                               with the terms of the obligation
                                               for bond issues not in default.
                                               BB is the least
                                               speculative. C is the most
                                               speculative.

-----------------------------------------------------------------------------------------------------------------------
Commercial Paper
-----------------------------------------------------------------------------------------------------------------------
Moody's                                  S&P                                    Fitch
-----------------------------------------------------------------------------------------------------------------------
P-1              Superior quality        A-1+      Extremely strong quality     F-1+       Exceptionally strong quality
P-2              Strong quality          A-1       Strong quality               F-1        Very strong quality
P-3              Acceptable quality

                                         A-2       Satisfactory quality         F-2        Good credit quality
                                         A-3       Adequate quality             F-3        Fair quality
                                         B         Speculative quality          F-S        Weak credit quality
                                         C         Doubtful quality
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
State and Municipal Notes
-----------------------------------------------------------------------------------------------------------------------
Moody's                                  S&P                                    Fitch
-----------------------------------------------------------------------------------------------------------------------
MIG1/
VMIG1            Best quality            SP1+      Very strong quality          F-1+       Exceptionally strong quality
                                         SP1       Strong grade                 F-1        Very strong quality
                                                                                F-2        Good credit quality
                                                                                F-3        Fair credit quality
                                                                                F-S        Weak credit quality
MIG2/                                    SP2       Satisfactory grade
VMIG2            High quality            SP3       Speculative grade

MIG3/
VMIG3            Favorable quality

MIG4/
VMIG4            Adequate quality
SG               Speculative quality
-----------------------------------------------------------------------------------------------------------------------


Earnings and Dividend Rankings for Common Stocks
         Standard & Poor's. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, S&P believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+    Highest                 B+     Average              C    Lowest
A     High                    B      Below Average        D    In Reorganization
A-    Above Average           B-     Lower

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Preferred Stock Rating
----------------------

Moody's Investors Service,   Aaa        Considered to be a top-quality preferred
Inc.                                    stock.  This rating indicates good asset
                                        protection and the least risk of
                                        dividend impairment within the universe
                                        of preferred stocks.

                             Aa         Considered a high-grade preferred stock.
                                        This rating indicates that there is
                                        reasonable assurance that earnings and
                                        asset protection will remain relatively
                                        well maintained in the foreseeable
                                        future.

                             A Considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

                             Baa Considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

                             Ba Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

                             B Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

                             Caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

                             Ca Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

                             C The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's            AAA        Has the highest rating that
                                        may be assigned by S&P to a preferred
                                        stock issue and indicates an extremely
                                        strong capacity to pay the preferred
                                        stock obligations.

                             AA Qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

                             A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                             BBB        Regarded as backed by an adequate
                                        capacity to pay the preferred stock
                                        obligations. Whereas it normally
                                        exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

                             BB,B,      Regarded, on balance, as predominantly
                             CCC        speculative with respect to
                                        the issuer's capacity to pay preferred
                                        stock obligations. "BB" indicates the
                                        lowest degree of speculation and "CCC"
                                        the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                             CC Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

                             C          A non-paying issue.
                             D          A  non-paying issue with the issuer in
                             NR         default on debt instruments.
                                        Indicates that no rating has been
                                        requested, that there is insufficient
                                        information on which to base a rating,
                                        or that S&P does not rate a particular
                                        type of obligation as a matter of
                                        policy.

APPENDIX B - INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.

         Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements. Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. Delaware Small Cap Growth Fund seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Delaware Diversified Growth Fund seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate.

         Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy. Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Delaware REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Allocation Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

         Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware International Small Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

         Delaware VIP Trust offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Delaware VIP Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Delaware VIP Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Delaware VIP Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Delaware VIP Devon Series seeks total return. The Series will seek to achieve its objective by investing primarily in common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average earnings per share growth over time. Delaware VIP Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware VIP Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Delaware VIP Large Cap Value Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Delaware VIP Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. Delaware VIP REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Delaware VIP Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Delaware VIP Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Delaware VIP Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Delaware VIP Technology and Innovation Series seeks to provide long-term capital growth by investing primarily in stocks that the manager believes will benefit from technological advances and improvements. Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. Delaware VIP U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware

Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Core Equity Fund seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings growth records.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

                                     PART C

                                Other Information

Item 23.   Exhibits

                  (a)      Agreement and Declaration of Trust.

                           (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

                           (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

                  (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

                  (c)      Copies of All Instruments Defining the Rights of
                           Holders.

                           (1) Agreement and Declaration of Trust. Articles III, IV, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

                           (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

                  (d)      Investment Management Agreement and Sub-Advisory
                           Agreement.

                           (1) Executed Investment Management Agreement (September 29, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2003.

                           (2) Executed Sub-Advisory Agreement (September 29, 1999) between Delaware International Advisers Ltd. And Delaware Management Company on behalf of Delaware Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2003.

                  (e)      (1)      Distribution Agreement.

                                    (i)      Form of Distribution Agreement
                                             (2003) between Delaware
                                             Distributors, L.P. and the
                                             Registrant attached as Exhibit.

                                    (ii)     Executed Financial Intermediary
                                             Distribution Agreement (January 1,
                                             2001) between Delaware
                                             Distributors, L.P. and Lincoln
                                             Financial Distributotrs, Inc.
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 65 filed September
                                             28, 2001.

                                    (iii)    Executed Appendix A (December 20,
                                             2001) to the Financial Intermediary
                                             Distribution Agreement incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No. 65
                                             filed October 17, 2003.

                           (2) Dealer's Agreement. Dealer's Agreement (December 20, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2003.

                           (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November
                                    2000) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 65 filed October 17, 2003.

                           (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2003.

                           (5) Bank/Trust Agreement. Bank/Trust Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2003.

                  (f)      Inapplicable.

                  (g)      Custodian Agreement.

                           (1) Executed Custodian Agreement (May 1, 1996) between JPMorgan Chase Bank (formerly The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                                    (i)      Executed Amendment (July 1, 2001)
                                             to the Custodian Agreement between
                                             JPMorgan Chase Bank (formerly The
                                             Chase Manhattan Bank) and the
                                             Registrant incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 65
                                             filed October 17, 2003.

                                    (ii)     Executed Letter (December 27, 1996)
                                             to The Chase Manhattan Bank to add
                                             the Delaware High-Yield
                                             Opportunities Fund to the Custodian
                                             Agreement between The Chase
                                             Manhattan Bank and the Registrant
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 59 filed July 2,
                                             1998.

                                    (iii)    Executed Letter (September 14,
                                             1998) to The Chase Manhattan Bank
                                             to add the Delaware Corporate Bond
                                             Fund and the Delaware Extended
                                             Duration Bond Fund to the Custodian
                                             Agreement between The Chase
                                             Manhattan Bank and the Registrant
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 63 filed September
                                             29, 2000.

                                    (iv)     Executed Letter (September 24,
                                             1998) to The Chase Manhattan Bank
                                             to add the Strategic Income Fund to
                                             the Custodian Agreement between The
                                             Chase Manhattan Bank and the
                                             Registrant incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 63
                                             filed September 29, 2000.

                           (2) Executed Securities Lending Agreement (December 22, 1998) between JPMorgan Chase Bank (formerly The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2003.

                  (h)      Other Material Contracts.

                           (1) Executed Shareholders Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2003.

                                    (i)      Executed Schedule B (May 16, 2002)
                                             to the Shareholders Services
                                             Agreement incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 65
                                             filed October 17, 2003.

                           (2) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed September 27, 1996 and Post-Effective Amendment No. 59 filed July 2, 1998.

                                    (i)      Executed Amendment No. 26 (May 1,
                                             2003) to Delaware Group of Funds
                                             Fund Accounting Agreement attached
                                             as Exhibit.

                                    (ii)     Executed Schedule B (May 16, 2002)
                                             to the Delaware Group of Funds'
                                             Fund Accounting Agreement
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 65 filed October 17,
                                             2003.

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

                  (j) Consent and Report of Auditors. Consent and Report of Auditors incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2003.


                  (k-l)    Inapplicable.

                  (m)      Plans under Rule 12b-1.

                           (1)      Plan under Rule 12b-1 for Class A (April 19,
                                    2001) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 65 filed September 28, 2001.

                           (2)      Plan under Rule 12b-1 for Class B (April 19,
                                    2001) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 65 filed September 28, 2001.

                           (3)      Plan under Rule 12b-1 for Class C (April 19,
                                    2001) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 65 filed September 28, 2001.

                           (4)      Plan under Rule 12b-1 for Class R (May 1,
                                    2003) attached as Exhibit.

                  (n)      Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1,
                           2003) attached as Exhibit.

                  (o)      Innapplicable.

                  (p)      Codes of Ethics.

                           (1) Code of Ethics for the Delaware Investments' Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2003.

                           (2) Codes of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2003.

                           (3) Code of Ethics for Lincoln Financial Distributors, Inc. attached as Exhibit.

                  (q) Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 65 filed September 28, 2001.

Item 24.   Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

Item 26.   Business and Other Connections of Investment Adviser.

         Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Delaware Group Global & International Funds, Delaware Pooled Trust, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

Jude T. Driscoll                             Chief Executive Officer and Trustee
                                             of Delaware Management Company (a
                                             series of Delaware Management
                                             Business Trust), DIAL Holding
                                             Company, Inc., Delaware General
                                             Management, Inc. and Delaware
                                             Management Company, Inc.

                                             President/Chief Executive Officer
                                             and Director/Trustee of Delaware
                                             Management Holdings, Inc., DMH
                                             Corp, Delaware Investments U.S.,
                                             Inc., Delaware Distributors, Inc.,
                                             Delaware Management Business Trust
                                             and Lincoln National Investment
                                             Companies, Inc.

                                             President/Chief Executive Officer
                                             of Delaware Investment Advisers,
                                             Delaware Capital Management (each a
                                             series of Delaware Management
                                             Business Trust) and Delaware
                                             Distributors, L.P.

                                             President of Delaware Lincoln Cash
                                             Management (a series of Delaware
                                             Management Business Trust)

                                             Director of Delaware Service
                                             Company, Inc., Retirement Financial
                                             Services, Inc., LNC Administrative
                                             Services Corporation and HYPPCO
                                             Finance Company Ltd.

                                             Executive Vice President/Head of
                                             Fixed Income of each fund in the
                                             Delaware Investments Family of
                                             Funds

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

David K. Downes                              President of Delaware Management
                                             Company (a series of Delaware
                                             Management Business Trust)

                                             Chairman/President/Chief Executive
                                             Officer and Director/Trustee of
                                             Delaware Services Company, Inc.,
                                             Retirement Financial Services, Inc.
                                             and LNC Administrative Services
                                             Corporation

                                             Chairman/Chief Executive Officer
                                             and Director/Trustee of Delaware
                                             Management Trust Company

                                             President/Chief Executive
                                             Officer/Chief Financial Officer of
                                             each fund in the Delaware
                                             Investments Family of Funds

                                             President/Chief Operating
                                             Officer/Chief Financial Officer and
                                             Director/Trustee of Delaware
                                             International Holdings Ltd.

                                             President/Chief Operating Officer
                                             and Director/Trustee of Delaware
                                             General Management, Inc.

                                             President and Director of Delaware
                                             Management Company, Inc.

                                             Executive Vice President/Chief
                                             Operating Officer/Chief Financial
                                             Officer and Director/Trustee of
                                             Delaware Management Holdings, Inc.,
                                             DMH Corp., Delaware Distributors,
                                             Inc., Delaware Management Business
                                             Trust, DIAL Holding Company, Inc.,
                                             Delaware Investments U.S., Inc. and
                                             Lincoln National Investment
                                             Companies, Inc.

                                             Executive Vice President/Chief
                                             Operating Officer/Chief Financial
                                             Officer of Delaware Investment
                                             Advisers, Delaware Capital
                                             Management, Delaware Lincoln Cash
                                             Management (each a series of
                                             Delaware Management Business Trust)
                                             and Delaware Distributors, L.P.

                                             Director of Delaware International
                                             Advisers Ltd.

                                             President and Director of Lincoln
                                             National Income Fund, Inc. and
                                             Lincoln National Convertible
                                             Securities Fund, Inc.

John C. E. Campbell                          Executive Vice President/Global
                                             Marketing & Client Services of
                                             Delaware Management Company and
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust)

                                             Director of Delaware International
                                             Advisers Ltd.

Patrick P. Coyne                             Managing Director/Chief Investment
                                             Officer - Fixed Income of Delaware
                                             Management Company (a series of
                                             Delaware Management Business Trust)
                                             and each fund in the Delaware
                                             Investments Family of Funds

                                             Managing Director/Deputy Chief
                                             Investment Officer - Fixed Income
                                             of Delaware Investment Advisers and
                                             Delaware Capital Management (each a
                                             series of Delaware Management
                                             Business Trust)

                                             Managing Director - Fixed Income of
                                             Delaware Management Holdings, Inc.,
                                             Delaware Management Business Trust
                                             and Lincoln National Investment
                                             Companies, Inc.

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

Gerald S. Frey                               Managing Director/Chief Investment
                                             Officer - Growth Investing of
                                             Delaware Management Company,
                                             Delaware Investment Advisers,
                                             Delaware Capital Management (each a
                                             series of Delaware Management
                                             Business Trust), Delaware
                                             Management Holdings, Inc., Delaware
                                             Management Business Trust, Lincoln
                                             National Investments Companies,
                                             Inc. and each fund in the Delaware
                                             Investments Family of Funds

Douglas L. Anderson                          Senior Vice President/Operations of
                                             Delaware Management Company (a
                                             series of Delaware Management
                                             Business Trust), Delaware Service
                                             Company, Inc., Delaware
                                             Distributors, L.P., Delaware
                                             Distributors, Inc. and Retirement
                                             Financial Services, Inc.

                                             Senior Vice President/Operations
                                             and Director of Delaware Management
                                             Trust Company

Robert L. Arnold                             Senior Vice President/Senior
                                             Portfolio Manager of Delaware
                                             Management Company and Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust)

                                             Vice President/Senior Portfolio
                                             Manager of Delaware Capital
                                             Management (a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

Marshall T. Bassett                          Senior Vice President/Portfolio
                                             Manager of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

Christopher S. Beck                          Senior Vice President/Senior
                                             Portfolio Manager of Delaware
                                             Management Company and Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust)

                                             Vice President/Senior Portfolio
                                             Manager of Delaware Capital
                                             Management (a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

Michael P. Bishof                            Senior Vice President/Investment
                                             Accounting of Delaware Management
                                             Company, Delaware Capital
                                             Management (each a series of
                                             Delaware Management Business
                                             Trust), Delaware Service Company,
                                             Inc. and Delaware Distributors,
                                             L.P.

                                             Senior Vice President/Treasurer/
                                             Investment Accounting of Delaware
                                             Investment Advisers (a series of
                                             Delaware Management Business Trust)

                                             Senior Vice President/Manager of
                                             Investment Accounting of Delaware
                                             International Holdings Ltd.

                                             Senior Vice President/Treasurer of
                                             each fund in the Delaware
                                             Investments Family of Funds

                                             Treasurer of Lincoln National
                                             Income Fund, Inc. and Lincoln
                                             National Convertible Securities
                                             Fund, Inc.

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

Lisa O. Brinkley                             Senior Vice President/Compliance
                                             Director of Delaware Management
                                             Company, Delaware Investment
                                             Advisers, Delaware Capital
                                             Management, Delaware Lincoln Cash
                                             Management (each a series of
                                             Delaware Management Business
                                             Trust), Delaware Management
                                             Holdings, Inc., DMH Corp., Delaware
                                             Management Company, Inc., Delaware
                                             Service Company, Inc., Retirement
                                             Financial Services, Inc., Delaware
                                             Distributors, L.P., Delaware
                                             Distributors, Inc., Delaware
                                             General Management, Inc., Delaware
                                             Management Business Trust, Delaware
                                             Investments U.S., Inc., DIAL
                                             Holding Company, Inc., Lincoln
                                             National Investment Companies,
                                             Inc., LNC Administrative Services
                                             Corporation and each fund in the
                                             Delaware Investments Family of
                                             Funds

                                             Senior Vice President/Compliance
                                             Director/Assistant Secretary of
                                             Delaware Management Trust Company

Ryan K. Brist                                Senior Vice President/Senior
                                             Portfolio Manager of Delaware
                                             Management Company, Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust) and each fund in the
                                             Delaware Investments Family of
                                             Funds

                                             Vice President of Lincoln National
                                             Income Fund, Inc.

Timothy G. Connors                           Senior Vice President/Chief
                                             Investment Officer - Value
                                             Investing of Delaware Management
                                             Company, Delaware Investment
                                             Advisers, Vantage Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust),
                                             Delaware Capital Management, Inc.
                                             and each fund in the Delaware
                                             Investments Family of Funds

Nancy M. Crouse                              Senior Vice President/Senior
                                             Portfolio Manager of Delaware
                                             Management Company and Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust)

                                             Vice President/Senior Portfolio
                                             Manager of each fund in the
                                             Delaware Investment Family of Funds

George E. Deming                             Senior Vice President/Senior
                                             Portfolio Manager of Delaware
                                             Management Company, Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust) and each fund in the
                                             Delaware Investments Family of
                                             Funds

                                             Director of Delaware International
                                             Advisers Ltd.

Robert J. DiBraccio                          Senior Vice President/Head of
                                             Equity Trading of Delaware
                                             Management Company, Delaware
                                             Investment Advisers, Delaware
                                             Lincoln Investment Advisers and
                                             Delaware Capital Management (each a
                                             series of Delaware Management
                                             Business Trust)

J. Paul Dokas                                Senior Vice President/Director of
                                             Research - Quantitative of Delaware
                                             Management Company, Delaware
                                             Investment Advisers, Delaware
                                             Lincoln Investment Advisers (each a
                                             series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

John B. Fields                               Senior Vice President/Senior
                                             Portfolio Manager of Delaware
                                             Management Company, Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust) and each fund in the
                                             Delaware Investments Family of
                                             Funds

                                             Trustee of Delaware Management
                                             Business Trust

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

Joseph H. Hastings                           Senior Vice President/
                                             Treasurer/Controller of Delaware
                                             Management Company, Delaware
                                             Lincoln Cash Management, Delaware
                                             Capital Management (each a series
                                             of Delaware Management Business
                                             Trust), Delaware Management
                                             Holdings, Inc., DMH Corp., Delaware
                                             Management Company, Inc., Delaware
                                             Service Company, Inc., Delaware
                                             Distributors, L.P., Delaware
                                             Distributors, Inc., Delaware
                                             General Management, Inc., Delaware
                                             Management Business Trust, Delaware
                                             Investments U.S., Inc., DIAL
                                             Holding Company, Inc., Lincoln
                                             National Investment Companies, Inc.
                                             and LNC Administrative Services
                                             Corporation

                                             Executive Vice President/Chief
                                             Financial Officer/Treasurer and
                                             Director of Delaware Management
                                             Trust Company

                                             Executive Vice President/Chief
                                             Financial Officer of Retirement
                                             Financial Services, Inc.

                                             Senior Vice President/Treasurer/
                                             Corporate Controller of Delaware
                                             International Holdings Ltd.

                                             Senior Vice President/Controller of
                                             Delaware Investment Advisers (a
                                             series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

John A. Heffern                              Senior Vice President/Portfolio
                                             Manager of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

Joanne O. Hutcheson                          Senior Vice President/Human
                                             Resources of Delaware Management
                                             Company, Delaware Investment
                                             Advisers, , Delaware Capital
                                             Management, Delaware Lincoln Cash
                                             Management (each a series of
                                             Delaware Management Business
                                             Trust), Delaware Management
                                             Holdings, Inc., DMH Corp., Delaware
                                             Management Company, Inc., Delaware
                                             Service Company, Inc., Retirement
                                             Financial Services, Inc., Delaware
                                             Management Trust Company, Delaware
                                             Distributors, L.P., Delaware
                                             Distributors, Inc., Delaware
                                             General Management, Inc., Delaware
                                             Management Business Trust, Delaware
                                             Investments U.S., Inc., DIAL
                                             Holding Company, Inc., Lincoln
                                             National Investment Companies,
                                             Inc., LNC Administrative Services
                                             Corporation and each fund in the
                                             Delaware Investments Family of
                                             Funds

Karina J. Istvan                             Senior Vice President/Retail
                                             Investor Services of Delaware
                                             Management Company, Delaware
                                             Investment Advisers, Delaware
                                             Capital Management (each a series
                                             of Delaware Management Business
                                             Trust), Delaware Distributors,
                                             Inc., Retirement Financial
                                             Services, Inc., Delaware
                                             Distributors, L.P. and each fund in
                                             the Delaware Investments Family of
                                             Funds

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

Richelle S. Maestro                          Senior Vice President/General
                                             Counsel/Secretary of Delaware
                                             Management Company, Delaware
                                             Investment Advisers, Delaware
                                             Lincoln Cash Management (each a
                                             series of Delaware Management
                                             Business Trust), Delaware
                                             Management Holdings, Inc., DMH
                                             Corp., Inc., Delaware Management
                                             Trust Company, Delaware Management
                                             Business Trust and Lincoln National
                                             Investment Companies, Inc.

                                             Senior Vice President/Deputy
                                             General Counsel/Secretary of DIAL
                                             Holding Company, Delaware
                                             Investments U.S., Inc., Delaware
                                             General Management, Inc., Delaware
                                             Management Company, Inc., Delaware
                                             Service Company, Inc., Retirement
                                             Financial Services, Inc., LNC
                                             Administrative Services Corporation
                                             and each fund in the Delaware
                                             Investments Family of Funds

                                             Senior Vice President/Deputy
                                             General Counsel/Assistant Secretary
                                             of Delaware International Holdings
                                             Ltd.

                                             Senior Vice President/General
                                             Counsel/Secretary and Director of
                                             Delaware Distributors, Inc. and
                                             Delaware Capital Management (a
                                             series of Delaware Management
                                             Business Trust)

                                             Senior Vice President/General
                                             Counsel/Secretary of Delaware
                                             Distributors, L.P.

                                             General Partner of Tri-R Associates
                                             since 1989, 10001 Sandmeyer Lane,
                                             Philadelphia, PA.

Susan L. Natalini                            Senior Vice President/Global
                                             Marketing & Client Services of
                                             Delaware Management Company and
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust)

Michael S. Morris                            Senior Vice President/Portfolio
                                             Manager of Delaware Management
                                             Company and Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust)

                                             Vice President/Senior Equity
                                             Analyst of each fund in the
                                             Delaware Investments Family of
                                             Funds

John J. O'Connor                             Senior Vice President/Investment
                                             Accounting of Delaware Management
                                             Company (each a series of Delaware
                                             Management Business Trust) and
                                             Delaware Service Company, Inc.

                                             Senior Vice President/Investment
                                             Accounting/Assistant Treasurer of
                                             Delaware Investment Advisers (a
                                             series of Delaware Management
                                             Business Trust)

                                             Senior Vice President/Assistant
                                             Treasurer of each fund in the
                                             Delaware Investments Family of
                                             Funds

                                             Assistant Treasurer of Lincoln
                                             National Income Fund, Inc. and
                                             Lincoln National Convertible
                                             Securities Fund, Inc.

Timothy L. Rabe                              Senior Vice President/Senior
                                             Portfolio Manager of Delaware
                                             Management Company and Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust)

                                             Vice President/Senior Portfolio
                                             Manager of each fund in the
                                             Delaware Investments Family of
                                             Funds

Paul M. Ross                                 Senior Vice President/Global
                                             Marketing & Client Services of
                                             Delaware Management Company and
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust)

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

James L. Shields                             Senior Vice President/Chief
                                             Information Officer of Delaware
                                             Management Company, Delaware
                                             Investment Advisers and Delaware
                                             Capital Management (each a series
                                             of Delaware Management Business
                                             Trust), Delaware Service Company,
                                             Inc., Retirement Financial
                                             Services, Inc. and Delaware
                                             Distributors, L.P.

David Starer/1/                              Senior Vice President/Portfolio
                                             Manager/Senior Equity Analyst of
                                             Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

Ward W. Tatge                                Senior Vice President/Senior
                                             Research Analyst of Delaware
                                             Management Company, Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust) and each fund in the
                                             Delaware Investments Family of
                                             Funds

Gary T. Abrams                               Vice President/Equity Trader of
                                             Delaware Management Company and
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust)

Christopher S. Adams                         Vice President/Senior Equity
                                             Analyst of Delaware Management
                                             Company. Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

Damon J. Andres                              Vice President/Portfolio Manager of
                                             Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

Joseph Baxter                                Vice President/Portfolio Manager of
                                             Delaware Management Company (a
                                             series of Delaware Management
                                             Business Trust)

                                             Vice President/Senior Municipal
                                             Bond Trader of Delaware Investment
                                             Advisers (a series of Delaware
                                             Management Business Trust)

Richard E. Biester                           Vice President/Equity Trader of
                                             Delaware Management Company and
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust)

Vincent A. Brancaccio                        Vice President/Senior Equity Trader
                                             of Delaware Management Company and
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust)

Michael P. Buckley                           Vice President/Portfolio
                                             Manager/Senior Municipal Bond
                                             Analyst of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

MaryEllen M. Carrozza                        Vice President/Client Services of
                                             Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust), Delaware General
                                             Management, Inc. and each fund in
                                             the Delaware Investments Family of
                                             Funds

Stephen R. Cianci                            Vice President/Senior Portfolio
                                             Manager of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and of
                                             each fund in the Delaware
                                             Investments Family of Funds

                                             Vice President/Portfolio Manager of
                                             Delaware Capital Management (a
                                             series of Delaware Management
                                             Business Trust)

Mitchell L. Conery                           Vice President/Senior Portfolio
                                             Manager of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

David F. Connor                              Vice President/Deputy General
                                             Counsel/Assistant Secretary of
                                             Delaware Management Company,
                                             Delaware Investment Advisers,
                                             Delaware Lincoln Cash Management,
                                             Delaware Capital Management (each a
                                             series of Delaware Management
                                             Business Trust), Delaware
                                             Management Holdings, Inc., DMH
                                             Corp., DIAL Holding Company, Inc.,
                                             Delaware Investments U.S., Inc.,
                                             Delaware Management Company, Inc.,
                                             Delaware Service Company, Inc.,
                                             Retirement Financial Services,
                                             Inc., Delaware Management Trust
                                             Company, Delaware Distributors,
                                             L.P., Delaware Distributors, Inc.,
                                             Delaware General Management, Inc.,
                                             Delaware Management Business Trust,
                                             Lincoln National Investment
                                             Companies, Inc., LNC Administrative
                                             Services Corporation and each fund
                                             in the Delaware Investments Family
                                             of Funds

                                             Secretary of Lincoln National
                                             Income Fund, Inc. and Lincoln
                                             National Convertible Securities
                                             Fund, Inc.

Scott E. Decatur/2/                          Vice President/Senior Equity
                                             Analyst of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investment
                                             Family of Funds

Joseph F. DeMichele                          Vice President/High Grade Trading
                                             of Delaware Management Company (a
                                             series of Delaware Management
                                             Business Trust)

                                             Vice President/Senior High Grade
                                             Trading of Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust)

Joel A. Ettinger                             Vice President/Taxation of Delaware
                                             Management Company, Delaware
                                             Investment Advisers, Delaware
                                             Lincoln Cash Management, Delaware
                                             Capital Management, Inc. (each a
                                             series of Delaware Management
                                             Business Trust), Delaware
                                             Management Holdings, Inc., DMH
                                             Corp., DIAL Holding Company, Inc.,
                                             Delaware Investments U.S., Inc.,
                                             Delaware Management Company, Inc.,
                                             Delaware Service Company, Inc.,
                                             Retirement Financial Services,
                                             Inc., Delaware Distributors, L.P.,
                                             Delaware Distributors, Inc.,
                                             Delaware General Management, Inc.,
                                             Delaware Management Business Trust,
                                             Lincoln National Investment
                                             Companies, Inc., LNC Administrative
                                             Services Corporation and each fund
                                             in the Delaware Investments Family
                                             of Funds

                                             Assistant Secretary of Lincoln
                                             National Income Fund, Inc. and
                                             Lincoln National Convertible
                                             Securities Fund, Inc.

Phoebe W. Figland                            Vice President/Investment
                                             Accounting of Delaware Management
                                             Company (a series of Delaware
                                             Management Business Trust),
                                             Delaware Service Company, Inc. and
                                             each fund in the Delaware
                                             Investments Family of Funds

                                             Assistant Treasurer of Lincoln
                                             National Income Fund, Inc. and
                                             Lincoln National Convertible
                                             Securities Fund, Inc.

Joseph Fiorilla                              Vice President/Trading Operations
                                             of Delaware Management Company and
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust)

Charles E. Fish                              Vice President/Senior Equity Trader
                                             of Delaware Management Company and
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust)

Clifford M. Fisher/3/                        Vice President/Senior Bond Trader
                                             of Delaware Management Company and
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust)

Denise A. Franchetti                         Vice President/Portfolio
                                             Manager/Municipal Bond Credit
                                             Analyst of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

Brian Funk                                   Vice President/High Yield Analyst
                                             of Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

James A. Furgele                             Vice President/Investment
                                             Accounting of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust),
                                             Delaware Service Company, Inc. and
                                             each fund in the Delaware
                                             Investments Family of Funds

Brent C. Garrells                            Vice President/ High Yield Analyst
                                             of Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

Stuart M. George                             Vice President/Equity Trader of
                                             Delaware Management Company and
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust)

Robert E. Ginsberg                           Vice President/Senior Equity
                                             Analyst of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

Barry Gladstein                              Vice President/Equity Analyst of
                                             Delaware Management Company,
                                             Delaware Investment Advisers,
                                             Delaware Capital Management (each a
                                             series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

Paul Grillo                                  Vice President/Senior Portfolio
                                             Manager of Delaware Management
                                             Company, Delaware Investment
                                             Advisers, Delaware Capital
                                             Management (each a series of
                                             Delaware Management Business Trust)
                                             and each fund in the Delaware
                                             Investments Family of Funds

Brian T. Hannon                              Vice President/Equity Analyst of
                                             Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

Jonathan Hatcher/4/                          Vice President/Senior High Yield
                                             Trader of Delaware Management
                                             Company and Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust)

Francis J. Houghton, Jr.                     Vice President/Senior Portfolio
                                             Manager of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

Jeffrey W. Hynoski                           Vice President/Portfolio Manager of
                                             Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

Cynthia Isom                                 Vice President/Portfolio Manager of
                                             Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

Audrey E. Kohart                             Vice President/Assistant Controller
                                             - Corporate Accounting of Delaware
                                             Management Company and Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust)

Steven T. Lampe                              Vice President/Portfolio Manager of
                                             Delaware Management Company,
                                             Delaware Investment Advisers,
                                             Delaware Capital Management (each a
                                             series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

Kevin S. Lee                                 Vice President/Assistant Controller
                                             of Delaware Management Company,
                                             Delaware Investment Advisers,
                                             Delaware Lincoln Cash Management,
                                             Delaware Capital Management, Inc.
                                             (each a series of Delaware
                                             Management Business Trust),
                                             Delaware Management Holdings, Inc.,
                                             DMH Corp., DIAL Holding Company,
                                             Inc., Delaware Investments U.S.,
                                             Inc., Delaware Management Company,
                                             Inc., Delaware Service Company,
                                             Inc., Retirement Financial
                                             Services, Inc., Delaware Management
                                             Trust Company, Delaware
                                             Distributor, L.P., Delaware
                                             Distributors, Inc., Delaware
                                             General Management, Inc., Delaware
                                             Management Business Trust, Lincoln
                                             National Investment Companies, Inc.
                                             and LNC Administrative Services
                                             Corporation

SooHee Lee-Lim                               Vice President/Client Services of
                                             Delaware Management Company and
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust)

Andrew M. McCullagh, Jr.                     Vice President/Senior Portfolio
                                             Manager of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

Francis X. Morris                            Vice President/Senior Portfolio
                                             Manager of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust),
                                             Delaware General Management, Inc.
                                             and each fund in the Delaware
                                             Investments Family of Funds

                                             Vice President/Senior Equity
                                             Analyst of Delaware Capital
                                             Management (a series of Delaware
                                             Management Business Trust)

John R. Murray/5/                            Vice President/Senior Equity
                                             Analyst of Delaware Management
                                             Company (a series of Delaware
                                             Management Business Trust)

                                             Assistant Vice President/Senior
                                             Equity Analyst of Delaware
                                             Investment Advisers (a series of
                                             Delaware Management Business Trust)

Brian L. Murray. Jr./6/                      Vice President/Associate General
                                             Counsel/Assistant Secretary of
                                             Delaware Management Company,
                                             Delaware Investment Advisers,
                                             Delaware Capital Management (each a
                                             series of Delaware Management
                                             Business Trust), Delaware Service
                                             Company, Inc., Delaware
                                             Distributors, Inc., Retirement
                                             Financial Services, Inc., Delaware
                                             Management Business Trust, Delaware
                                             Distributors, L.P., and each fund
                                             in the Delaware Investments Family
                                             of Funds

David P. O'Connor                            Vice President/Associate General
                                             Counsel/Assistant Secretary of
                                             Delaware Management Company,
                                             Delaware Investment Advisers,
                                             Delaware Lincoln Cash Management,
                                             Delaware Capital Management (each a
                                             series of Delaware Management
                                             Business Trust), Delaware
                                             Management Holdings, Inc., DMH
                                             Corp., Delaware Management Company,
                                             Inc., Delaware Service Company,
                                             Inc., Retirement Financial
                                             Services, Inc., Delaware
                                             Distributors, L.P., Delaware
                                             Distributors, Inc., Delaware
                                             General Management, Inc., Delaware
                                             Management Business Trust, Delaware
                                             Investments U.S., Inc., DIAL
                                             Holding Company, Inc., Lincoln
                                             National Investment Companies,
                                             Inc., LNC Administrative Services
                                             Corporation and each fund in the
                                             Delaware Investments Family of
                                             Funds

Philip O. Obazee/7/                          Vice President/Derivatives Manager
                                             of Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

Richard Salus                                Vice President/ Assistant
                                             Controller of Delaware Management
                                             Company, Delaware Investment
                                             Advisers, Delaware Lincoln Cash
                                             Management, Delaware Capital
                                             Management (each a series of
                                             Delaware Management Business
                                             Trust), Delaware Management
                                             Holdings, Inc., DMH Corp., Delaware
                                             Management Company, Inc., Delaware
                                             Service Company, Inc., Retirement
                                             Financial Service, Inc., Delaware
                                             Management Trust Company, Delaware
                                             Distributors, L.P., Delaware
                                             Distributors, Inc., Delaware
                                             International Holdings Ltd.,
                                             Delaware General Management, Inc.,
                                             Delaware Management Business Trust,
                                             Delaware Investments U.S., Inc.,
                                             DIAL Holding Company, Inc., Lincoln
                                             National Investment Companies, Inc.
                                             and LNC Administrative Services
                                             Corporation

Kevin C. Schildt                             Vice President/Senior Municipal
                                             Credit Analyst of Delaware
                                             Management Company and Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust)

                                             Vice President/Senior Research
                                             Analyst of each fund in the
                                             Delaware Investments Family of
                                             Funds

Robert D. Schwartz                           Vice President/Portfolio Manager of
                                             Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

                                             Vice President of Lincoln National
                                             Convertible Securities Fund, Inc.

Richard D. Seidel                            Vice President/Assistant
                                             Controller/Manager - Payroll of
                                             Delaware Management Company,
                                             Delaware Investment Advisers,
                                             Delaware Lincoln Cash Management
                                             (each a series of Delaware
                                             Management Business Trust),
                                             Delaware Investments, U.S.,
                                             Delaware General Management, Inc.,
                                             Delaware Distributors, Inc.,
                                             Delaware Management Business Trust,
                                             Retirement Financial Services,
                                             Inc., Lincoln Investment Companies,
                                             Inc. and LNC Administrative
                                             Services Corporation

                                             Vice President/Assistant Treasurer
                                             of Delaware Capital Management (a
                                             series of Delaware Management
                                             Business Trust), Delaware
                                             Management Holdings, Inc., DHM
                                             Corp., DIAL Holding Company, Inc.,
                                             Delaware Service Company, Inc.,
                                             Delaware Distributors, L.P.,

Brenda L. Sprigman                           Vice President/Business Manager -
                                             Fixed Income of Delaware Management
                                             Company and Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust)

Matthew J. Stephens                          Vice President/Senior High Grade
                                             Analyst of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

Michael T. Taggart                           Vice President/Facilities &
                                             Administrative Services of Delaware
                                             Management Company, Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust), Delaware Service Company,
                                             Inc., Delaware Distributors, L.P.
                                             and Delaware Distributors, Inc.

Thomas J. Trotman                            Vice President/Portfolio Manager of
                                             Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

Lori P. Wachs                                Vice President/Portfolio Manager of
                                             Delaware Management Company,
                                             Delaware Investment Advisers (each
                                             a series of Delaware Management
                                             Business Trust) and each fund in
                                             the Delaware Investments Family of
                                             Funds

Laura Wagner                                 Vice President/Investment
                                             Accounting of Delaware Management
                                             Company (a series of Delaware
                                             Management Business Trust),
                                             Delaware Service Company, Inc. and
                                             each fund in the Delaware
                                             Investments Family of Funds

Name and Principal Business Address*         Positions and Offices with Delaware
                                             Management Company and its
                                             affiliates and other Positions and
                                             Offices Held

Chris Welker                                 Vice President/Senior High Grade
                                             Trader of Delaware Management
                                             Company and Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust)

James J. Wright                              Vice President/Senior Equity
                                             Analyst of Delaware Management
                                             Company, Delaware Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and each
                                             fund in the Delaware Investments
                                             Family of Funds

* Business Address is 2005 Market Street, Philadelphia, PA 19103.

/1/      SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, 1996-2001.
/2/      QUANTITATIVE INVESTMENT PROFESSIONAL, Grantham, Mayo,
         VanOtterloo & Co., 1997-2002
/3/      VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002
/4/      SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002
/5/      TECHNCIAL TRANSFER ANALYST, U.S. Navy, 1998-2000
/6/      ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002
/7/ VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, 1998-2001.

         Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

Name and Principal Business Address          Positions and Offices with Delaware
                                             International and its affiliates
                                             and other Positions and Offices
                                             Held

G. Roger H. Kitson**                         Chairman and Director of Delaware
                                             International Advisers Ltd.

David G. Tilles**                            Managing Director/Chief Investment
                                             Officer and Director of Delaware
                                             International Advisers Ltd.

John Emberson**                              Chief Operating Officer/Finance
                                             Director/Company
                                             Secretary/Compliance Officer and
                                             Director of Delaware International
                                             Advisers Ltd.

Clive A. Gillmore**                          Deputy Managing Director/Senior
                                             Portfolio Manager and Director of
                                             Delaware International Advisers
                                             Ltd.

Elizabeth A. Desmond**                       Senior Portfolio Manager/Regional
                                             Research Director and Director of
                                             Delaware International Advisers
                                             Ltd.

John Kirk**                                  Senior Portfolio Manager and
                                             Director of Delaware International
                                             Advisers Ltd.

Nigel G. May**                               Senior Portfolio Manager/Regional
                                             Research Director and Director of
                                             Delaware International Advisers
                                             Ltd.

Christopher A. Moth**                        Chief Investment Officer - Global
                                             Fixed Income & Currencies, Senior
                                             Portfolio Manager and Director of
                                             Delaware International Advisers
                                             Ltd.

Hamish O. Parker**                           Senior Portfolio Manager and
                                             Director of Delaware International
                                             Advisers Ltd.

Robert Akester**                             Senior Portfolio Manager of
                                             Delaware International Advisers
                                             Ltd.

Fiona A. Barwick**                           Senior Portfolio Manager of
                                             Delaware International Advisers
                                             Ltd.

Joanna Bates**                               Senior Portfolio Manager of
                                             Delaware International Advisers
                                             Ltd.

Len Johnson**                                Senior Vice President - Client
                                             Services of Delaware International
                                             Advisers Ltd.

Emma R. E. Lewis**                           Senior Portfolio Manager of
                                             Delaware International Advisers
                                             Ltd.

W. Hywel Morgan**                            Chief Economist and Senior
                                             Portfolio Manager of Delaware
                                             International Advisers Ltd.

Name and Principal Business Address          Positions and Offices with Delaware
                                             International and its affiliates
                                             and other Positions and Offices
                                             Held

Hugh A. Serjeant**                           Senior Investment Research Manager
                                             of Delaware International Advisers
                                             Ltd.

Brendan Baker**                              Economist/Senior Research Analyst
                                             of Delaware International Advisers
                                             Ltd.

John L. Barrett**                            Compliance Manager of Delaware
                                             International Advisers Ltd.

Michael R. Benaim**                          Portfolio Manager of Delaware
                                             International Advisers Ltd.

Nigel A. Bliss**                             Portfolio Manager of Delaware
                                             International Advisers Ltd.

Rufus A. Gilday**                            Trader - Fixed Income of Delaware
                                             International Advisers Ltd.

Richard J. Ginty**                           Portfolio Manager of Delaware
                                             International Advisers Ltd.

Dinash Lakhani**                             Senior Research Analyst of Delaware
                                             International Advisers Ltd.

Ormala Krishnan**                            Portfolio Manager of Delaware
                                             International Advisers Ltd.

Name and Principal Business Address          Positions and Offices with Delaware
                                             International and its affiliates
                                             and other Positions and Offices
                                             Held

Russell J. Mackie**                          Portfolio Manager of Delaware
                                             International Advisers Ltd.

Martin Moorman**                             Portfolio Manager of Delaware
                                             International Advisers Ltd.

Paul J. Fournel**                            IT Manager of Delaware
                                             International Advisers Ltd.

Christine Kuiper**                           Personnel/Premises Manager of
                                             Delaware International Advisers
                                             Ltd.

Jennifer E. Phimister**                      Manager - Client Services of
                                             Delaware International Advisers
                                             Ltd.

Adrian L. Rowe**                             Finance Manager of Delaware
                                             International Advisers Ltd.

Warren Shirvell**                            Operations Manager of Delaware
                                             International Advisers Ltd.

Arthur Van Hoogstraten**                     IT Project Manager of Delaware
                                             International Advisers Ltd.

David Wakefield**                            Economist/Senior Research Analyst
                                             of Delaware International Advisers
                                             Ltd.

Name and Principal Business Address          Positions and Offices with Delaware
                                             International and its affiliates
                                             and other Positions and Offices
                                             Held

David K. Downes*                             Director of Delaware International
                                             Advisers Ltd.

                                             President of Delaware Management
                                             Company (a series of Delaware
                                             Management Business Trust)

                                             Chairman/President/Chief Executive
                                             Officer and Director/Trustee of
                                             Delaware Services Company, Inc.,
                                             Retirement Financial Services, Inc.
                                             and LNC Administrative Services
                                             Corporation

                                             Chairman/Chief Executive Officer
                                             and Director/Trustee of Delaware
                                             Management Trust Company

                                             President/Chief Executive
                                             Officer/Chief Financial Officer of
                                             each fund in the Delaware
                                             Investments Family of Funds

                                             President/Chief Executive Officer
                                             and Director/Trustee of Delaware
                                             Capital Management, Inc.

                                             President/Chief Operating
                                             Officer/Chief Financial Officer and
                                             Director/Trustee of Delaware
                                             International Holdings Ltd.

                                             President/Chief Operating Officer
                                             and Director/Trustee of Delaware
                                             General Management, Inc.

                                             President and Director of Delaware
                                             Management Company, Inc.

                                             Executive Vice President/Chief
                                             Operating Officer/Chief Financial
                                             Officer and Director/Trustee of
                                             Delaware Management Holdings, Inc.,
                                             DMH Corp., Delaware Distributors,
                                             Inc., Delaware Management Business
                                             Trust, DIAL Holding Company, Inc.,
                                             Delaware Investments U.S., Inc. and
                                             Lincoln National Investment
                                             Companies, Inc.

                                             Executive Vice President/Chief
                                             Operating Officer/Chief Financial
                                             Officer of Delaware Investment
                                             Advisers, Delaware Lincoln
                                             Investment Advisers, Vantage
                                             Investment Advisers, Delaware
                                             Lincoln Cash Management (each a
                                             series of Delaware Management
                                             Business Trust) and Delaware
                                             Distributors, L.P.

                                             Executive Vice President/Chief
                                             Operating Officer of Delaware
                                             Lincoln Cash Management (a series
                                             of Delaware Management Business
                                             Trust)

                                             President and Director of Lincoln
                                             National Income Fund, Inc. and
                                             Lincoln National Convertible
                                             Securities Fund, Inc.

John C.E. Campbell*                          Director of Delaware International
                                             Advisers Ltd.

                                             Executive Vice President/Global
                                             Marketing & Client Services of
                                             Delaware Management Company,
                                             Delaware Investment Advisers,
                                             Delaware Lincoln Investment
                                             Advisers, Vantage Investment
                                             Advisers (each a series of Delaware
                                             Management Business Trust) and
                                             Retirement Financial Services, Inc.

Name and Principal Business Address          Positions and Offices with Delaware
                                             International and its affiliates
                                             and other Positions and Offices
                                             Held

George E. Deming*                            Director of Delaware International
                                             Advisers Ltd.

                                             Senior Vice President/Senior
                                             Portfolio Manager of Delaware
                                             Management Company, Delaware
                                             Investment Advisers (each a series
                                             of Delaware Management Business
                                             Trust) and each fund in the
                                             Delaware Investments Family of
                                             Funds

*        Business address of each is 2005 Market Street, Philadelphia, PA
         19103-7094.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.

Item 27. Principal Underwriters.

         (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b)(1) Information with respect to each officer or partner of principal underwriter:

Name and Principal Business Address*         Positions and Offices with Underwriter       Positions and Offices with Registrant
Delaware Distributors, Inc.                  General Partner                              None

Delaware Investment Advisers                 Limited Partner                              None

Delaware Capital Management                  Limited Partner                              None

Jude T. Driscoll                             President/Chief Executive Officer            Executive Vice President/Head of Fixed
                                                                                          Income

David K. Downes                              Executive Vice President/Chief Operating     President/Chief Executive Officer/Chief
                                             Officer/Chief Financial Officer              Financial Officer

Rene M. Campis                               Executive Vice President/Interim Head of     None
                                             Retail

Diane M. Anderson                            Senior Vice President/Retirement Operations  None

Douglas L. Anderson                          Senior Vice President/Operations             None

Michael P. Bishof                            Senior Vice President/Investment Accounting  Senior Vice President/Treasurer

Lisa O. Brinkley                             Senior Vice President/Compliance Director    Senior Vice President/Compliance Director

Joseph H. Hastings                           Senior Vice President/Treasurer/Controller   Senior Vice President/ Corporate
                                                                                          Controller

Joanne O. Hutcheson                          Senior Vice President/Human Resources        Senior Vice President/Human Resources

Karina J. Istvan                             Senior Vice President/Retail Investor        Senior Vice President/Retail Investor
                                             Services                                     Services

Richelle S. Maestro                          Senior Vice President/General                Senior Vice President/Deputy General
                                             Counsel/Secretary                            Counsel/ Secretary

James L. Shields                             Senior Vice President/Chief Information      None
                                             Officer

Elisa C. Colkitt                             Vice President/Broker Dealer Operations &    None
                                             Service Support

David F. Connor                              Vice President/Deputy General                Vice President/Deputy General
                                             Counsel/Assistant Secretary                  Counsel/Assistant Secretary

Joel A. Ettinger                             Vice President/Taxation                      Vice President/Taxation

Susan T. Friestedt                           Vice President/Retirement Services           None

Name and Principal Business Address*         Positions and Offices with Underwriter       Positions and Offices with Registrant
Jeffrey M. Kellogg                           Vice President/Product Manager - Fixed       None
                                             Income & International

Kevin S. Lee                                 Vice President/Assistant Controller          None

Nancy Nawn                                   Vice President/Senior Wrap Product Manager   None

David P. O'Connor                            Vice President/Associate General             Vice President/Associate General
                                             Counsel/Assistant Secretary                  Counsel/Assistant Secretary

Brian L. Murray, Jr.                         Vice President/Associate General             Vice President/Associate General
                                             Counsel/Assistant Secretary                  Counsel/Assistant Secretary

Robinder Pal                                 Vice President/Retail e-Business             None

Richard  Salus                               Vice President/Assistant Controller          None

Gordon E. Searles                            Vice President/Client Services               None

Michael T. Taggart                           Vice President/Facilities & Administrative   None
                                             Services

Joseph T. Van Thuyne                         Vice President/Human Resources Generalist    None

* Business address is 2005 Market Street, Philadelphia, PA 19103.

         (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments family.

         (b)(2)   Information with respect to each officer or partner of LFD:

Name and Principal Business Address*         Positions and Offices with LFD                Positions and Offices with Registrant
Westley V. Thompson                          President/Chief Executive Officer/Director    None

David M. Kittredge                           Senior Vice President/Chief Operating         None
                                             Officer/Director

Margaret Skinner                             Senior Vice President                         None

Frederick J. Crawford**                      Vice President/Treasurer                      None

Patrick Caufield***                          Vice President/Chief Compliance Officer       None

Cynthia A. Rose****                          Secretary                                     None

            *  2001 Market Street, Philadelphia, PA 19103.

           **  1500 Market Street, Philadelphia, PA 19103.

          ***  350 Church Street, Hartford, CT 06103

         ****  1300 Clinton Street, Fort Wayne, IN 46802

Item 28. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29. Management Services. None.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 30th day of April, 2003.

                                                     DELAWARE GROUP INCOME FUNDS

                                                     By. /s/David K. Downes
                                                         ------------------
                                                            David K. Downes
                                                               President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        Signature                                Title                              Date
-------------------------        --------------------------------------        --------------
                                 President/Chief Executive Officer/            April 30, 2003
/s/ David K. Downes              Chief Financial Officer (Principal
-------------------------        Executive Officer/Principal Accounting
David K. Downes                  Officer) and Trustee

/s/ Walter P. Babich    *        Trustee                                       April 30, 2003
-------------------------
Walter P. Babich

/s/ John H. Durham      *        Trustee                                       April 30, 2003
-------------------------
John H. Durham

/s/ John A. Fry         *        Trustee                                       April 30, 2003
-------------------------
John A. Fry

/s/ Anthony D. Knerr    *        Trustee                                       April 30, 2003
-------------------------
Anthony D. Knerr

/s/ Ann R. Leven        *        Trustee                                       April 30, 2003
-------------------------
Ann R. Leven

/s/ Thomas F. Madison   *        Trustee                                       April 30, 2003
-------------------------
Thomas F. Madison

/s/ Janet L. Yeomans    *        Trustee                                       April 30, 2003
-------------------------
Janet L. Yeomans

                        *By: /s/ David K. Downes
                             -------------------
                               David K. Downes
                           as Attorney-in-Fact for
                        each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits

                                       to

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.                     Exhibit
-----------                     --------
EX-99.E1i                       Form of Distribution Agreement (2003) between Delaware Distributors, L.P. and the Registrant

EX-99.H2i                       Executed Amendment No. 26 (May 1, 2003) to Delaware Group of Funds Fund Accounting Agreement

EX-99.M4                        Plan under Rule 12b-1 for Class R (May 1, 2003)

EX-99.N                         Plan under Rule 18f-3 (May 1, 2003)

EX-99.P3                        Code of Ethics for Lincoln Financial Distributors, Inc.